(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

August 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Spartan® California Municipal Income Fund

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

As the first anniversary of September 11 approached, new concerns about terrorism and a continued deterioration of investor confidence kept U.S. equity performance on its year-long downward path. With investor appetite for risk dwindling, U.S. Treasury bonds - traditionally a haven from stock market and geopolitical turbulence - were in strong demand. As a result, the securities outperformed nearly all other asset classes year-to-date through August.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor California Municipal Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).The initial offering of Class A shares took place on August 1, 2002. Class A shares bear a .15% 12b-1 fee. Returns prior to August 1, 2002 are those of Spartan California Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv California Muni Income - CL A	3.84%	5.46%	35.61%	89.11%
Fidelity Adv California Muni Income - CL A (incl. 4.75% sales charge)	-1.10%	0.45%	29.17%	80.12%
LB California Municipal Bond	3.84%	5.62%	36.58%	n/a*
California Municipal Debt Funds Average	3.41%	4.23%	30.16%	82.59%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers® California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of at least one year or more. To measure how Class A's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 110 mutual funds. The benchmark includes reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv California Muni Income - CL A	5.46%	6.28%	6.58%
Fidelity Adv California Muni Income - CL A (incl. 4.75% sales charge)	0.45%	5.25%	6.06%
LB California Municipal Bond	5.62%	6.43%	n/a*
California Municipal Debt Funds Average	4.23%	5.41%	6.20%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

Semiannual Report

Fidelity Advisor California Municipal Income Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor California Municipal Income Fund - Class A on August 31, 1992, and the current 4.75% sales charge was paid. As the chart shows, by August 31, 2002, the value of the investment would have grown to $18,012 - an 80.12% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market-value oriented index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,201 - a 92.01% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

August 1, 2002 (commencement of sale of Class A Shares) to August 31,
2002
Dividend returns	0.33%
Capital returns	1.11%
Total returns	1.44%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended August 31, 2002	Past 1 month	Life of Class
Dividends per share	4.13¢	4.13¢
Annualized dividend rate	3.84%	3.84%
30-day annualized yield	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $12.66 over the past one month, $12.66 over the life of the class, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge. Yield information will be reported once Class A has a longer, more stable operating history.

Semiannual Report

Fidelity Advisor California Municipal Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on August 1, 2002. Class T shares bear a .25% 12b-1 fee. Returns prior to August 1, 2002 are those of Spartan California Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv California Muni Income - CL T	3.83%	5.46%	35.61%	89.10%
Fidelity Adv California Muni Income - CL T (incl. 3.50% sales charge)	0.20%	1.77%	30.86%	82.48%
LB California Municipal Bond	3.84%	5.62%	36.58%	n/a*
California Municipal Debt Funds Average	3.41%	4.23%	30.16%	82.59%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of at least one year or more. To measure how Class T's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 110 mutual funds. The benchmark includes reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor California Municipal Income Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv California Muni Income - CL T	5.46%	6.28%	6.58%
Fidelity Adv California Muni Income - CL T (incl. 3.50% sales charge)	1.77%	5.53%	6.20%
LB California Municipal Bond	5.62%	6.43%	n/a*
California Municipal Debt Funds Average	4.23%	5.41%	6.20%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class T on August 31, 1992, and the current 3.50% sales charge was paid. As the chart shows, by August 31, 2002, the value of the investment would have grown to $18,248 - an 82.48% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market-value oriented index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,201 - a 92.01% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor California Municipal Income Fund - Class T
Performance - continued

Total Return Components

August 1, 2002 (commencement of sale of Class T Shares) to August 31,
2002
Dividend returns	0.32%
Capital returns	1.11%
Total returns	1.43%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended August 31, 2002	Past 1 month	Life of Class
Dividends per share	4.07¢	4.07¢
Annualized dividend rate	3.78%	3.78%
30-day annualized yield	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $12.67 over the past one month, $12.67 over the life of the class, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. Yield information will be reported once Class T has a longer, more stable operating history.

Semiannual Report

Fidelity Advisor California Municipal Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on August 1, 2002. Class B shares bear a .90% 12b-1 fee. Returns prior to August 1, 2002 are those of Spartan California Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year and past 10 year total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv California Muni Income - CL B	3.84%	5.47%	35.62%	89.12%
Fidelity Adv California Muni Income - CL B (incl. contingent deferred sales charge)	-1.16%	0.47%	33.62%	89.12%
LB California Municipal Bond	3.84%	5.62%	36.58%	n/a*
California Municipal Debt Funds Average	3.41%	4.23%	30.16%	82.59%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers California Municipal Bond Index - a market value-weighted index of California investment-grade weighted municipal bonds with maturities of at least one year or more. To measure how Class B's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 110 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor California Municipal Income Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv California Muni Income - CL B	5.47%	6.28%	6.58%
Fidelity Adv California Muni Income - CL B (incl. contingent deferred sales charge)	0.47%	5.97%	6.58%
LB California Municipal Bond	5.62%	6.43%	n/a*
California Municipal Debt Funds Average	4.23%	5.41%	6.20%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class B on August 31, 1992. As the chart shows, by August 31, 2002, the value of the investment would have grown to $18,912 - an 89.12% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index- a market-value oriented index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,201 - a 92.01% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor California Municipal Income Fund - Class B
Performance - continued

Total Return Components

August 1, 2002 (commencement of sale of Class B Shares) to August 31,
2002
Dividend returns	0.26%
Capital returns	1.19%
Total returns	1.45%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended August 31, 2002	Past 1 month	Life of Class
Dividends per share	3.22¢	3.22¢
Annualized dividend rate	2.99%	2.99%
30-day annualized yield	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $12.67 over the past one month, $12.67 over the life of the class, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. Yield information will be reported once Class B has a longer, more stable operating history.

Semiannual Report

Fidelity Advisor California Municipal Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on August 1, 2002. Class C shares bear a 1.00% 12b-1 fee. Returns prior to August 1, 2002 are those of Spartan California Municipal Income Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past six months, past one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv California Muni Income - CL C	3.75%	5.38%	35.50%	88.95%
Fidelity Adv California Muni Income - CL C (incl. contingent deferred sales charge)	2.75%	4.38%	35.50%	88.95%
LB California Municipal Bond	3.84%	5.62%	36.58%	n/a*
California Municipal Debt Funds Average	3.41%	4.23%	30.16%	82.59%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Lehman Brothers California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of one year or more. To measure how Class C's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 110 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor California Municipal Income Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv California Muni Income - CL C	5.38%	6.26%	6.57%
Fidelity Adv California Muni Income - CL C (incl. contingent deferred sales charge)	4.38%	6.26%	6.57%
LB California Municipal Bond	5.62%	6.43%	n/a*
California Municipal Debt Funds Average	4.23%	5.41%	6.20%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class C on August 31, 1992. As the chart shows, by August 31, 2002, the value of the investment would have grown to $18,895 - an 88.95% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market-value oriented index of investment grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,201 - a 92.01% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor California Municipal Income Fund - Class C
Performance - continued

Total Return Components

August 1, 2002 (commencement of sale of Class C Shares) to August 31,
2002
Dividend returns	0.24%
Capital returns	1.11%
Total returns	1.35%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended August 31, 2002	Past 1 month	Life of Class
Dividends per share	3.06¢	3.06¢
Annualized dividend rate	2.85%	2.85%
30-day annualized yield	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $12.66 over the past one month, $12.66 over the life of the class, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. Yield information will be reported once Class C has a longer, more stable operating history.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market got off to a slow start in March of this year, but it was full speed ahead throughout the remainder of the six-month period ending August 31, 2002. As the economic outlook took a turn for the worse and the prospects for interest rate hikes dimmed, munis rallied strongly in the spring and summer. Even heavy new issuance supply - many expect 2002 to be a record year for new issuance - couldn't slow down the muni market's momentum, as the supply was met with enthusiastic demand from institutional and individual investors alike. Later in the period, many felt that interest rates might be lowered further by the Federal Reserve Board, and the Fed itself acknowledged that it was more inclined to cut rates given the weakening economy. In response to that news, municipal bonds continued to benefit. For the overall six-month period that ended August 31, 2002, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 4.17%. The taxable bond market edged the absolute return of tax-exempt munis, as the Lehman Brothers Aggregate Bond Index, a gauge of the overall investment-grade taxable bond market, returned 4.94%. However, on a tax-adjusted yield basis, munis took the performance crown.

(Portfolio Manager photograph)
Note to shareholders: Doug McGinley became Portfolio Manager of Fidelity Advisor California Municipal Income Fund on June 1, 2002.

Q. How did the fund perform, Doug?

A. For the six months ending August 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned 3.84%, 3.83%, 3.84% and 3.75%, respectively. The California municipal debt funds average returned 3.41%, according to Lipper Inc. During the same period, the Lehman Brothers California Municipal Bond Index returned 3.84%. For the 12 months ending August 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned 5.46%, 5.46%, 5.47% and 5.38%, respectively, while the Lipper average returned 4.23% and the Lehman Brothers index gained 5.62%.

Q. What helped the fund beat its Lipper peer average during the past six months?

A. It was a pretty good period for municipal bonds overall due to weak economic growth and stock market losses. A strong recovery was derailed by escalating concerns about global political tensions, further disclosures of corporate misdeeds, rising unemployment and declining investor confidence, among other factors. These developments kept a lid on inflation and interest rates, and fostered stronger demand for muni bonds. The fund's performance relative to its Lipper peers and the Lehman Brothers index was strong due in part to our avoidance of bonds that got hurt the worst during the period, namely lower-quality securities and those tied to the airline industry. Below-investment-grade bonds came under severe pressure due to rising concerns about credit risk. Airline-related bonds - those issued for the construction and operation of facilities such as terminals and hangars - also slumped in response to the slowdown in air travel.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What other strategies contributed to the fund's outperformance?

A. Our approach to managing the fund's interest rate sensitivity was another factor behind our better performance. Despite the fact that interest rates generally moved lower during the period, it wasn't always a smooth path. Rates and bond yields spiked higher at various points when evidence pointed to a strong recovery, and then dropped significantly on other occasions when there were signs that the economy was slowing. This rate volatility made it very difficult for investors who positioned their portfolios based on a view of where interest rates were headed. Since the direction of interest rates is something that we don't have control over, our approach is to manage the fund so that its interest rate sensitivity is in line with the California municipal market overall as represented by the Lehman Brothers California Municipal Bond Index. By doing so, we weren't in the wrong place at the wrong time - that is, the fund wasn't overly interest rate sensitive when rates rose nor did it have too little sensitivity when the market rallied.

Q. In terms of sectors, how was the fund positioned?

A. We generally maintained a bias toward essential services bonds, such as those issued by electric, water and sewer utilities, and others. Because these entities provide services that are essential, their revenues tended not to be sensitive to the overall slowdown in the economy. We remained underweighted - compared to the California municipal market as a whole - in general obligation bonds issued by the state, which have experienced a fair amount of fiscal stress over the past six months.

Q. Were there any disappointments?

A. The main disappointment boiled down to a lack of opportunities. Even though there was plenty of new muni issuance in California, much of it was tailored to a specific individual investor audience. Much of what was issued, for example, was very short-term in nature and was structurally undesirable based on the strategies we had in place.

Q. What's your outlook for the California municipal bond market and the fund?

A. In addition to the direction of interest rates, the California municipal market will continue to be affected by supply and demand trends. The supply of California municipals has been rather strong this year, and I expect that will continue to be the case in the remaining months of 2002. On the other side of the equation, demand will likely be a reflection of the strength of the stock market. If there is a persistent lack of confidence in the stock market, municipals may benefit. As for the fund, I plan to continue to maintain a bias toward research-driven strategies and will pursue many of the same strategies I've pursued since taking over the fund regarding management of interest rate sensitivity and credit quality.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal and California personal income tax

Start date: July 7, 1984

Size: as of August 31, 2002, more than $1.7 billion

Manager: Doug McGinley, since June 2002; joined Fidelity in 1992

3

Doug McGinley on California's fiscal situation:

"The state of California faces one of the most difficult fiscal challenges in the nation. Revenues have declined substantially due to the slowing national economy - which has reduced personal and corporate income taxes - and to the weak stock market - which has significantly reduced capital gains tax revenues. At the same time, expenditures are rising as the state is forced to lay out more money for items such as unemployment benefits, health care and security. The governor recently signed into law a $99 billion budget - two months after the state's constitutional deadline - which bridged a $24 billion shortfall with spending cuts, but no general tax increases. The budget relies heavily on loans, transfers between various state accounts and the expectation that the federal government will come to the state's aid. While the state has worked hard to close this year's budget gap, longer-term structural problems are likely to remain. Most of the easy, one-time steps that can be taken already have been. It's clear that the state legislature will have to tackle some difficult policy questions, such as whether to raise taxes or make deeper spending cuts. Obviously, the state's fiscal health and legislative initiatives are issues I'll be watching closely in the months to come. It's likely that they'll have an effect on the performance of municipal bonds issued by the state, as well as those bonds issued by other entities that depend on the state for some funding."

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	26.3	26.0
Transportation	15.5	13.3
Electric Utilities	11.4	11.8
Health Care	9.6	8.8
Special Tax	8.1	9.8
Average Years to Maturity as of August 31, 2002
		6 months ago
Years	13.7	13.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2002
6 months ago
Years	7.0	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification
As of August 31, 2002	As of February 28, 2002
Aaa 60.1%	Aaa 58.7%
Aa, A 31.9%	Aa, A 34.2%
Baa 6.3%	Baa 6.8%
Not Rated 1.7%	Not Rated 0.3%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Investments August 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - 98.8%
Alameda Corridor Trans. Auth. Rev. Series A:
4.75% 10/1/25 (MBIA Insured)	Aaa	$ 5,000	$ 4,911
5.25% 10/1/21 (MBIA Insured)	Aaa	7,575	7,924
Alameda County Ctfs. of Prtn. Series A:
5.375% 12/1/12 (MBIA Insured)	Aaa	3,500	4,005
5.375% 12/1/13 (MBIA Insured)	Aaa	3,500	3,976
5.375% 12/1/14 (MBIA Insured)	Aaa	3,035	3,404
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.) Series 1997 A, 6% 9/1/24 (FSA Insured)	Aaa	1,000	1,176
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	Aa3	700	782
5% 4/1/10	Aa3	1,640	1,818
5.5% 4/1/11	Aa3	1,000	1,150
Buena Park Cmnty. Redev. Agcy. Tax Allocation (Central Bus. District Proj.) Series A, 7.1% 9/1/14	BBB+	3,500	3,582
Burbank Redev. Agy.:
(City Ctr. Redev. Proj.) Series A, 5% 12/1/15 (FSA Insured)	Aaa	4,000	4,070
(Golden State Redev. Proj.) Series A, 5.75% 12/1/08	Baa1	4,655	4,933
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	Aaa	2,150	1,615
0% 8/1/12 (AMBAC Insured)	Aaa	2,800	1,891
California Dept. of Wtr. Resources Central Valley Proj. Rev. (Wtr. Sys. Proj.):
Series J1:
7% 12/1/12	Aa2	730	926
7% 12/1/12 (Escrowed to Maturity) (e)	-	270	352
Series S, 5% 12/1/19	Aa2	3,160	3,253
Series Y:
5.25% 12/1/15 (FGIC Insured) (f)	Aaa	5,000	5,390
5.25% 12/1/17 (FGIC Insured) (f)	Aaa	5,000	5,319
5.25% 12/1/19 (FGIC Insured) (f)	Aaa	5,000	5,253
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	Aaa	4,090	4,356
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	AAA	2,000	2,159
(Claremont McKenna College Proj.) 5% 11/1/29	Aa1	5,000	5,008
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.) 0% 10/1/07 (MBIA Insured)	Aaa	$ 3,545	$ 3,110
(Pepperdine Univ. Proj.):
Series A, 5% 11/1/29	A1	2,500	2,475
5.75% 9/15/30	A1	13,735	14,750
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	A2	3,435	3,752
(Santa Clara Univ. Proj.):
5.25% 9/1/16 (AMBAC Insured)	Aaa	1,650	1,858
5.25% 9/1/17 (AMBAC Insured)	Aaa	1,000	1,123
5.25% 9/1/26	A1	7,910	8,254
(Scripps College Proj.):
Series 2001:
5% 8/1/31	A1	2,385	2,357
5.25% 8/1/26	A1	1,000	1,014
5.125% 2/1/30	A1	6,000	6,019
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	Aaa	20,000	20,520
Series O, 5.125% 1/1/31	Aaa	8,630	8,775
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	Aa2	5,675	6,432
Series C, 5.125% 10/1/28	Aa1	7,725	7,864
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	A2	1,825	2,045
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	Aaa	3,900	4,706
Series 1992, 6.25% 9/1/12 (FGIC Insured)	Aaa	2,000	2,435
Series 1999, 5.5% 2/1/10 (FGIC Insured)	Aaa	2,170	2,471
Series 2000, 5.5% 5/1/13 (MBIA Insured)	Aaa	1,900	2,142
5% 12/1/06	A1	2,000	2,206
5% 11/1/07	A1	25,000	27,718
5% 11/1/12	A1	14,850	16,198
5% 10/1/18	A1	3,000	3,090
5% 12/1/18	A1	9,245	9,561
5.25% 10/1/09	A1	2,150	2,410
5.25% 10/1/14	A1	300	317
5.25% 10/1/17	A1	1,500	1,565
5.375% 10/1/28	A1	4,250	4,364
5.5% 3/1/12 (MBIA Insured)	Aaa	5,000	5,675
5.5% 6/1/28	A1	5,000	5,168
5.625% 5/1/26	A1	4,000	4,215
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.75% 10/1/10	A1	$ 7,325	$ 8,421
5.75% 12/1/10	A1	2,500	2,881
5.75% 5/1/30	A1	3,080	3,290
6.5% 2/1/08	A1	4,000	4,660
6.6% 2/1/09	A1	14,355	16,961
6.6% 2/1/11 (MBIA Insured)	Aaa	1,100	1,341
6.75% 8/1/10	A1	5,675	6,832
7% 11/1/06 (FGIC Insured)	Aaa	1,855	2,200
California Health Facilities Fing. Auth. Rev.:
(Catholic Health Care West Proj.):
Series 1988 A, 5% 7/1/06	Baa2	3,135	3,283
Series A:
4.5% 7/1/03	Baa2	1,210	1,227
4.5% 7/1/04	Baa2	1,500	1,544
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	A3	6,700	7,170
6.25% 12/1/34	A3	15,000	16,155
(Kaiser Permante Proj.) Series A, 5.55% 8/15/25 (MBIA Insured)	Aaa	4,720	4,776
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	Aa2	8,187	2,761
Series 1983 B, 0% 8/1/15	Aa2	170	63
Series I, 4.95% 8/1/28 (MBIA Insured) (d)	Aaa	1,440	1,441
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	Aaa	2,765	2,817
California Infrastructure & Econ. Dev. Bank Rev.:
(Clean Wtr. State Revolving Fund Proj.) 5% 10/1/16	Aaa	2,500	2,727
(YMCA Metro. L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	Aaa	2,000	2,056
5.25% 2/1/32 (AMBAC Insured)	Aaa	6,295	6,454
5.25% 6/1/30 (MBIA Insured)	Aaa	1,700	1,733
5.5% 6/1/20 (MBIA Insured)	Aaa	1,780	1,926
5.5% 6/1/21 (MBIA Insured)	Aaa	4,780	5,140
5.5% 6/1/22 (MBIA Insured)	Aaa	5,040	5,395
5.5% 6/1/23 (MBIA Insured)	Aaa	5,320	5,652
5.5% 6/1/24 (MBIA Insured)	Aaa	5,610	5,949
California Poll. Cont. Fing. Auth.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	A3	1,500	1,502
(Pacific Gas & Elec. Co. Proj.) Series B, 6.35% 6/1/09 (MBIA Insured) (d)	Aaa	7,000	7,222
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth.: - continued
5.9% 6/1/14 (MBIA Insured)	Aaa	$ 4,000	$ 4,755
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (c)(d)	BBB	11,500	11,548
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	A2	4,450	4,725
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	Aa2	1,425	1,611
(Dept. of Corrections Proj.) Series A, 5.25% 6/1/08 (AMBAC Insured)	Aaa	4,330	4,882
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	A2	8,250	9,368
5.5% 6/1/19	A2	3,000	3,138
6% 6/1/07	A2	1,590	1,812
(Dept. of Corrections, Monterey County State Prison Proj.) Series D:
5.375% 11/1/12	A2	1,250	1,368
5.375% 11/1/13	A2	5,055	5,514
5.375% 11/1/14	A2	5,000	5,413
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	Aaa	4,000	4,503
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	A2	1,290	1,453
(Regents Univ. of California Proj.) Series 1998 B, 5.5% 11/1/10	Aa2	3,755	4,256
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	Aaa	3,000	3,277
(Various California State Univ. Projs.):
Series A:
6.1% 10/1/06	A2	1,210	1,332
6.5% 9/1/04	A2	1,090	1,190
Series B:
5.5% 6/1/19	Aa2	1,650	1,709
6.4% 12/1/09	A2	3,700	4,402
Series C, 5.125% 9/1/22 (AMBAC Insured)	Aaa	10,000	10,238
California Statewide Cmnty. Dev. Auth. Rev.:
(Children's Hosp. Proj.) 6% 6/1/13 (MBIA Insured)	Aaa	2,470	2,954
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Rev.: - continued
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 7/1/05 (c)	A3	$ 5,000	$ 5,107
(Kaiser Permanente Health Sys. Proj.) Series 2001 C, 3.85%, tender 8/1/06 (c)	A3	26,000	26,558
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	Aaa	10,000	10,702
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/14	Aa3	9,500	9,741
5.5% 7/1/23	Aa3	3,000	3,036
(Sisters Charity Leavenworth Proj.) 5% 12/1/14	Aa2	1,315	1,340
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	A2	5,000	5,069
(Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	-	5,000	5,483
5.616% 7/1/13 (MBIA Insured)	Aaa	10,000	10,342
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	Baa2	3,925	4,313
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	Aa3	2,710	2,955
5.5% 7/1/07	Aa3	1,425	1,564
California Statewide Cmntys. Dev. Auth. Solid Waste Facilities Rev. (Waste Mgmt. Proj.) 4.95%, tender 4/1/04 (c)(d)	BBB	3,000	3,053
California Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/14 (AMBAC Insured)	Aaa	1,000	1,124
5.375% 11/1/18 (AMBAC Insured)	Aaa	1,000	1,088
5.5% 11/1/16 (AMBAC Insured)	Aaa	1,500	1,674
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	Aaa	3,000	3,295
Campbell Gen. Oblig. Ctfs. of Prtn. (Civic Ctr. Proj.) 6% 10/1/18	A2	4,965	5,082
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	Aaa	1,700	944
Carson Redev. Agcy.:
(Area #1 Redev. Proj.):
6.375% 10/1/12	Baa1	740	757
6.375% 10/1/16	Baa1	370	378
(Area #2 Redev. Proj.) 5.5% 10/1/02	Baa2	100	100
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A:
7% 8/1/11 (MBIA Insured)	Aaa	$ 1,500	$ 1,890
7% 8/1/13 (MBIA Insured)	Aaa	4,740	6,127
7.25% 8/1/07 (MBIA Insured)	Aaa	1,755	2,131
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	BBB	4,800	5,029
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	Aaa	3,000	3,282
Coalinga Gen. Oblig. Ctfs. of Prtn. 7% 4/1/10	A	3,215	3,229
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.):
0% 11/1/13 (Escrowed to Maturity) (e)	Aaa	6,805	4,313
0% 11/1/14 (Escrowed to Maturity) (e)	Aaa	3,000	1,793
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	Baa2	890	919
5% 4/1/11	Baa2	2,000	2,060
5% 4/1/12	Baa2	4,210	4,300
5% 4/1/13	Baa2	1,830	1,852
5.25% 4/1/09	Baa2	1,600	1,685
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2001, 5% 6/1/26 (MBIA Insured)	Aaa	1,475	1,486
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	Aaa	4,000	4,981
Encinitas Union School District:
0% 8/1/04 (MBIA Insured)	Aaa	1,750	1,695
0% 8/1/10 (MBIA Insured)	Aaa	1,000	751
Escondido Union High School District:
0% 11/1/15 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,000	1,686
0% 11/1/16 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,500	1,844
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	Aaa	660	670
Fairfield-Suisun Swr. District Swr. Rev. Series A:
0% 5/1/07 (MBIA Insured)	Aaa	1,635	1,440
0% 5/1/08 (MBIA Insured)	Aaa	2,085	1,757
0% 5/1/09 (MBIA Insured)	Aaa	2,080	1,665
Folsom Cordova Unified School District Facilities Impt. District #2 (1998 Fing. Proj.) Series A:
0% 10/1/24 (MBIA Insured)	Aaa	3,165	987
0% 10/1/26 (MBIA Insured)	Aaa	2,290	638
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	Aaa	$ 2,415	$ 1,356
6% 8/1/30	Aa2	10,000	11,109
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/04 (Escrowed to Maturity) (e)	Aaa	1,600	1,564
0% 1/1/05 (Escrowed to Maturity) (e)	Aaa	1,000	953
0% 1/1/08 (Escrowed to Maturity) (b)(e)	Aaa	2,000	2,062
0% 1/1/15 (Escrowed to Maturity) (e)	Aaa	18,500	10,783
5% 1/1/35 (MBIA Insured)	Aaa	16,070	16,127
5.5% 1/15/08 (MBIA Insured)	Aaa	8,945	10,152
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	Aaa	1,000	794
Fullerton Joint Union High School District Series A:
5% 8/1/15 (FSA Insured) (f)	Aaa	1,200	1,294
5% 8/1/18 (FSA Insured) (f)	Aaa	1,000	1,052
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	Aaa	1,250	1,358
5.75% 7/1/30 (MBIA Insured)	Aaa	1,000	1,080
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	Aaa	12,245	13,496
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.):
7.3% 9/1/06 (MBIA Insured)	Aaa	620	741
7.3% 9/1/11 (MBIA Insured)	Aaa	555	713
Local Govt. Fin. Auth. Rev. (Oakland Central District Proj.):
0% 9/1/08 (MBIA Insured)	Aaa	3,710	3,095
0% 9/1/09 (MBIA Insured)	Aaa	3,565	2,822
Long Beach Hbr. Rev.:
Series 2000 A, 5.5% 5/15/06 (d)	Aa3	4,270	4,732
Series 2002 A, 4%, tender 5/14/04 (MBIA Insured) (c)(d)	Aaa	10,000	10,410
Series A:
5.5% 5/15/08 (FGIC Insured) (d)	Aaa	8,780	9,934
6% 5/15/09 (FGIC Insured) (d)	Aaa	3,300	3,838
6% 5/15/10 (FGIC Insured) (d)	Aaa	1,000	1,159
6% 5/15/12 (FGIC Insured) (d)	Aaa	3,500	4,099
5.125% 5/15/13 (d)	Aa3	12,450	12,882
5.5% 5/15/11 (MBIA Insured) (d)	Aaa	700	749
5.5% 5/15/15 (MBIA Insured) (d)	Aaa	3,710	3,963
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev.: - continued
5.75% 5/15/07 (MBIA Insured) (d)	Aaa	$ 5,345	$ 5,892
6% 5/15/06 (MBIA Insured) (d)	Aaa	4,925	5,495
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	Aaa	10,000	10,784
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. (Master Rfdg. Prog.) Series B:
6% 12/1/12 (AMBAC Insured) (f)	Aaa	2,605	3,072
6% 12/1/15 (AMBAC Insured) (f)	Aaa	3,095	3,645
6% 12/1/16 (AMBAC Insured) (f)	Aaa	3,285	3,890
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/10 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,770	2,841
0% 9/1/11 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	6,400	4,563
0% 9/1/13 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,380	2,157
(Disney Parking Proj.):
0% 3/1/10	A2	2,000	1,492
0% 3/1/11	A2	1,950	1,376
0% 3/1/12	A2	2,180	1,456
0% 3/1/13	A2	6,490	4,069
0% 3/1/18	A2	3,000	1,369
0% 3/1/19	A2	3,175	1,355
0% 3/1/20	A2	1,000	400
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
(Proposition A Proj.) First Tier Sr. Series C, 4.75% 7/1/17 (AMBAC Insured)	Aaa	3,310	3,408
Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	Aaa	3,500	3,615
Sr. Series C, 5% 7/1/23 (AMBAC Insured)	Aaa	4,320	4,379
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series A, 5% 10/1/19	Aa3	6,000	6,180
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	Aaa	1,000	1,067
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
Second Issue:
4.75% 11/15/19 (MBIA Insured)	Aaa	4,000	4,017
5.25% 11/15/26 (MBIA Insured)	Aaa	16,690	17,028
5.4% 11/15/31 (MBIA Insured)	Aaa	1,875	1,932
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.: - continued
4.75% 8/15/12 (FGIC Insured)	Aaa	$ 2,915	$ 3,229
4.75% 8/15/12 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	3,120	3,287
4.75% 8/15/16 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	1,395	1,427
4.75% 10/15/20 (Escrowed to Maturity) (e)	Aa3	150	151
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (e)	Aaa	1,650	1,701
6.75% 10/15/04 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	2,400	2,592
Los Angeles Dept. of Wtr. & Pwr. Rev. Series AA1, 5.25% 7/1/04	Aa3	1,320	1,409
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	Aa3	15,000	15,059
5.5% 10/15/10	Aa3	2,630	2,966
5.5% 10/15/11 (MBIA Insured)	Aaa	3,670	4,096
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	Aaa	3,700	3,917
Los Angeles Hbr. Dept. Rev.:
Series A:
5.5% 8/1/06 (AMBAC Insured) (d)	Aaa	3,000	3,348
5.5% 8/1/07 (AMBAC Insured) (d)	Aaa	4,740	5,340
Series B:
5.25% 11/1/03 (d)	Aa3	2,765	2,884
5.25% 11/1/06 (d)	Aa3	7,380	8,182
5.25% 11/1/07 (d)	Aa3	4,290	4,741
5.25% 11/1/10 (d)	Aa3	9,105	9,802
5.25% 11/1/11 (d)	Aa3	7,095	7,595
5.3% 8/1/06 (d)	Aa3	2,000	2,209
5.5% 8/1/08 (d)	Aa3	1,505	1,658
7.6% 10/1/18 (Escrowed to Maturity) (e)	AAA	14,810	19,497
Los Angeles Unified School District Series A, 6% 7/1/14 (FGIC Insured)	Aaa	1,200	1,439
Los Angeles Unified School District Cfts. of Prtn. (Administration Bldg. Proj.) Series 2001 B, 5% 10/1/31 (AMBAC Insured)	Aaa	10,000	10,045
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev.:
Series D, 6.75% 7/1/20 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	$ 2,480	$ 3,115
Series I:
5% 7/1/12 (MBIA Insured)	Aaa	2,000	2,200
5% 7/1/13 (MBIA Insured)	Aaa	1,500	1,644
5% 7/1/14 (MBIA Insured)	Aaa	2,000	2,157
5% 7/1/15 (MBIA Insured)	Aaa	2,000	2,134
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	Aaa	975	772
Metro. Wtr. District Southern California Wtrwks. Rev.:
Series 2001 A, 5.25% 7/1/10	Aa2	6,440	7,291
Series A:
4.75% 7/1/22	Aa2	5,000	4,962
5% 7/1/26	Aa2	16,500	16,549
5% 7/1/30 (MBIA Insured)	Aaa	3,500	3,515
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (FGIC Insured)	Aaa	2,800	831
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	Aaa	2,500	2,590
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	Aaa	1,585	1,642
Modesto Irrigation District:
Ctfs. of Prtn. (Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	A1	5,000	5,005
Ctfs. of Prtn. & Cap. Impts. Series A:
0% 10/1/08 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,270	1,878
0% 10/1/09 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,270	1,796
0% 10/1/10 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,270	1,706
Monterey County Ctfs. of Prtn.:
(Master Plan Fing. Prog.) 5.25% 8/1/13 (MBIA Insured)	Aaa	2,000	2,231
Series 2001, 5.25% 8/1/16 (MBIA Insured)	Aaa	2,445	2,654
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	Aaa	1,500	955
New Haven Calif Unified School District:
12% 8/1/16 (FSA Insured) (f)	Aaa	1,500	2,691
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
New Haven Calif Unified School District: - continued
12% 8/1/17 (FSA Insured) (f)	Aaa	$ 1,000	$ 1,818
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	Baa2	2,415	2,684
(Hydro Elec. #1 Proj.) Series A:
7.5% 7/1/23 (AMBAC Insured) (Pre-Refunded to 7/1/21 @ 100) (e)	Aaa	3,825	5,189
10% 7/1/04 (MBIA Insured)	Aaa	5,040	5,803
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	Aaa	7,100	8,958
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 0% 4/1/07 (AMBAC Insured)	Aaa	2,750	2,427
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) 5% 9/1/21 (MBIA Insured)	Aaa	1,000	1,056
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/08 (MBIA Insured)	Aaa	3,255	2,722
0% 8/1/09 (MBIA Insured)	Aaa	3,260	2,588
0% 8/1/10 (MBIA Insured)	Aaa	3,255	2,445
Orange County Arpt. Rev.:
5.5% 7/1/04 (MBIA Insured) (d)	Aaa	2,000	2,138
5.5% 7/1/11 (MBIA Insured) (d)	Aaa	4,000	4,396
6% 7/1/05 (MBIA Insured) (d)	Aaa	3,000	3,311
6% 7/1/07 (MBIA Insured) (d)	Aaa	9,135	10,455
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	Aaa	3,620	4,182
5.75% 12/1/11 (AMBAC Insured) (d)	Aaa	4,000	4,631
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	Aaa	3,770	4,164
Orange County Wtr. District Ctfs. of Prtn. Series A, 5.5% 8/15/09 (AMBAC Insured)	Aaa	1,000	1,050
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	Aaa	6,410	6,995
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	Aa2	5,900	6,308
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	A3	8,830	8,500
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	Aaa	$ 3,000	$ 3,164
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A:
5.8% 9/2/02	Baa1	4,965	4,965
6% 9/2/05	Baa1	2,130	2,260
6.15% 9/2/12	Baa1	12,205	12,849
Pomona Unified School District Series C, 6% 8/1/30 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	4,535	5,172
Port of Oakland Gen. Oblig. Series L, 5.5% 11/1/20 (FGIC Insured) (d)	Aaa	3,405	3,582
Port of Oakland Port Rev.:
Series F:
0% 11/1/05 (MBIA Insured)	Aaa	300	281
0% 11/1/06 (MBIA Insured)	Aaa	2,890	2,617
0% 11/1/07 (MBIA Insured)	Aaa	4,250	3,692
Series G:
5.375% 11/1/08 (MBIA Insured) (d)	Aaa	1,805	2,046
6% 11/1/07 (MBIA Insured) (d)	Aaa	1,650	1,904
Rancho Wtr. District Fing. Auth. Rev. Series 2001 A, 5.5% 8/1/11 (FSA Insured)	Aaa	1,000	1,155
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series A:
0% 6/1/06 (FGIC Insured)	Aaa	1,730	1,582
0% 6/1/07 (FGIC Insured)	Aaa	1,890	1,661
0% 6/1/08 (FGIC Insured)	Aaa	1,300	1,093
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	Aaa	105	108
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A:
6.375% 6/1/09 (MBIA Insured)	Aaa	5,000	5,270
6.5% 6/1/12 (MBIA Insured)	Aaa	15,500	18,860
Series B, 5.7% 6/1/16 (MBIA Insured)	Aaa	1,950	2,204
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	Baa2	1,080	1,174
5% 10/1/08	Baa2	1,135	1,232
5% 10/1/09	Baa2	1,140	1,225
5.1% 10/1/10	Baa2	1,245	1,328
5.25% 10/1/12	Baa2	1,375	1,461
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A: - continued
5.5% 10/1/22	Baa2	$ 4,500	$ 4,611
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	Aaa	1,370	431
0% 8/1/25 (FGIC Insured)	Aaa	1,725	512
0% 8/1/26 (FGIC Insured)	Aaa	1,365	384
0% 8/1/27 (FGIC Insured)	Aaa	1,500	394
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	Aaa	2,000	2,238
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	Aaa	2,035	1,130
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.):
6% 7/1/03	BBB	700	725
6.375% 7/1/10	BBB-	700	767
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P:
5.25% 8/15/13 (FSA Insured)	Aaa	1,000	1,116
5.25% 8/15/14 (FSA Insured)	Aaa	1,750	1,929
5.25% 8/15/15 (FSA Insured)	Aaa	1,660	1,810
5.25% 8/15/16 (FSA Insured)	Aaa	1,500	1,629
Series L, 5.125% 7/1/22 (MBIA Insured)	Aaa	4,000	4,093
Series M, 5.25% 7/1/28	A2	6,500	6,603
5.3% 11/15/05 (FSA Insured)	Aaa	8,900	9,468
5.4% 11/15/06 (FSA Insured)	Aaa	32,800	34,876
5.45% 11/15/08 (FGIC Insured)	Aaa	17,700	18,791
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	BBB-	2,700	2,889
6.5% 7/1/06	BBB-	4,500	5,131
6.5% 7/1/07	BBB-	2,000	2,301
6.5% 7/1/08	BBB-	1,000	1,143
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	AAA	8,500	11,083
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	A3	10,000	10,458
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	Baa3	6,800	7,086
5% 10/1/05	A2	1,270	1,379
5% 10/1/07	A2	1,400	1,546
5% 10/1/09	A2	1,545	1,708
5.25% 10/1/11	A2	1,705	1,898
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Ctfs. of Prtn. 5.632% 4/25/07 (FGIC Insured)	Aaa	$ 5,000	$ 5,680
San Diego Unified School District:
(Election 1998 Proj.) Series D, 5.25% 7/1/17 (FGIC Insured) (f)	Aaa	3,325	3,627
(Election of 1998 Proj.) Series 2000 B:
5% 7/1/25 (MBIA Insured)	Aaa	9,000	9,063
6% 7/1/19 (MBIA Insured)	Aaa	1,000	1,197
6.05% 7/1/18 (MBIA Insured)	Aaa	2,290	2,764
Series C, 5% 7/1/26 (FSA Insured)	Aaa	8,835	8,912
San Diego Wtr. Util. Fund Ctfs. of Prtn. 4.75% 8/1/28 (FGIC Insured)	Aaa	8,500	8,303
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	Aa3	4,500	4,788
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.):
5.5% 8/1/05 (American Cap. Access Corp. Insured)	A	1,000	1,088
5.75% 2/1/07 (American Cap. Access Corp. Insured)	A	1,500	1,677
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	Aaa	6,000	6,235
5.25% 1/1/18 (AMBAC Insured) (d)	Aaa	4,515	4,719
5.25% 1/1/19 (AMBAC Insured) (d)	Aaa	4,750	4,941
Second Series:
Issue 09A, 5.125% 5/1/07 (FGIC Insured) (d)	Aaa	2,000	2,144
Issue 10A:
5.3% 5/1/05 (MBIA Insured) (d)	Aaa	2,805	3,033
5.3% 5/1/06 (MBIA Insured) (d)	Aaa	3,680	4,049
Issue 12A, 5.625% 5/1/08 (FGIC Insured) (d)	Aaa	1,625	1,791
Issue 15A:
5.5% 5/1/07 (FSA Insured) (d)	Aaa	5,680	6,364
5.5% 5/1/09 (FSA Insured) (d)	Aaa	1,355	1,517
Issue 16A:
5.375% 5/1/18 (FSA Insured) (d)	Aaa	5,035	5,303
5.5% 5/1/06 (FSA Insured) (d)	Aaa	1,850	2,048
5.5% 5/1/08 (FSA Insured) (d)	Aaa	2,945	3,305
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Issue 18A:
5.25% 5/1/11 (MBIA Insured) (d)	Aaa	$ 3,280	$ 3,551
6% 5/1/05 (MBIA Insured) (d)	Aaa	2,375	2,607
Issue 23A:
5.5% 5/1/07 (FGIC Insured) (d)	Aaa	1,045	1,171
5.5% 5/1/08 (FGIC Insured) (d)	Aaa	2,755	3,092
Issue 3, 6.1% 5/1/13 (MBIA Insured) (d)	Aaa	2,650	2,768
Second Series 1998 Issue 18A, 5.25% 5/1/14 (MBIA Insured) (d)	Aaa	2,750	2,938
Second Series 27A:
5.5% 5/1/07 (MBIA Insured) (d)	Aaa	2,935	3,282
5.5% 5/1/08 (MBIA Insured) (d)	Aaa	4,045	4,540
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 6.5% 11/1/09	A1	1,000	1,028
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	Aaa	1,475	1,108
Series A:
0% 8/1/08 (FGIC Insured)	Aaa	1,085	907
0% 8/1/09 (FGIC Insured)	Aaa	1,085	861
0% 8/1/10 (FGIC Insured)	Aaa	1,085	815
San Francisco City & County Swr. Rev. Series B:
0% 10/1/06 (FGIC Insured)	Aaa	3,690	3,348
0% 10/1/07 (FGIC Insured)	Aaa	4,770	4,153
0% 10/1/08 (FGIC Insured)	Aaa	1,600	1,331
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/15/10 (MBIA Insured)	Aaa	2,235	1,713
5.25% 1/15/30 (MBIA Insured)	Aaa	8,600	8,841
0% 1/1/07 (Escrowed to Maturity) (e)	Aaa	3,000	2,683
0% 1/1/08 (Escrowed to Maturity) (e)	Aaa	4,400	3,753
0% 1/1/12 (Escrowed to Maturity) (e)	Aaa	15,000	10,416
San Jose Arpt. Rev.:
Series A:
5.25% 3/1/14 (FGIC Insured)	Aaa	1,000	1,098
5.25% 3/1/16 (FGIC Insured)	Aaa	2,040	2,207
5.25% 3/1/17 (FGIC Insured)	Aaa	3,000	3,224
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Arpt. Rev.: - continued
5.875% 3/1/07 (FGIC Insured)	Aaa	$ 1,905	$ 2,104
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	Aaa	1,990	1,127
San Mateo County Cmnty. College District (Election of 2001 Proj.) Series A, 0% 9/1/24 (FGIC Insured)	Aaa	4,500	1,409
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	Aaa	2,000	664
0% 9/1/24 (FGIC Insured)	Aaa	3,500	1,096
0% 9/1/25 (FGIC Insured)	Aaa	1,490	441
0% 9/1/26 (FGIC Insured)	Aaa	1,500	420
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	Aaa	3,000	3,366
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	Aaa	4,650	5,057
5.75% 8/1/30 (FGIC Insured)	Aaa	7,490	8,128
Santa Clara County Fing. Auth. Lease Rev. (VMC Facilities Replacement Proj.) Series A, 7.75% 11/15/09 (AMBAC Insured)	Aaa	3,725	4,829
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	AA	8,500	8,816
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	Aaa	2,730	2,988
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	Aaa	2,380	2,605
6% 8/1/29 (FGIC Insured)	Aaa	6,770	7,582
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A:
7.25% 8/1/07 (MBIA Insured)	Aaa	2,200	2,671
7.25% 8/1/08 (MBIA Insured)	Aaa	1,780	2,201
7.25% 8/1/12 (MBIA Insured)	Aaa	1,865	2,407
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	Aaa	8,395	9,134
Sonoma County Ctfs. of Prtn.:
5% 11/15/04 (AMBAC Insured)	Aaa	1,265	1,355
5% 11/15/06 (AMBAC Insured)	Aaa	1,380	1,532
5% 11/15/09 (AMBAC Insured)	Aaa	1,600	1,793
5% 11/15/10 (AMBAC Insured)	Aaa	1,665	1,858
5% 11/15/11 (AMBAC Insured)	Aaa	1,735	1,936
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C:
7.5% 8/15/06 (FGIC Insured)	Aaa	$ 2,000	$ 2,397
7.5% 8/15/07 (FGIC Insured)	Aaa	3,890	4,764
8% 8/15/09 (FGIC Insured)	Aaa	3,650	4,742
Southern California Pub. Pwr. Auth. Rev.:
(Mead Adelanto Proj.) Series A, 4.75% 7/1/16 (AMBAC Insured)	Aaa	2,000	2,038
(Multiple Projs.):
6.75% 7/1/10	A2	1,400	1,696
6.75% 7/1/11	A2	6,500	7,972
7% 7/1/05	A2	920	925
(Palo Verde Proj.) Series A, 5% 7/1/15 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,000	1,031
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	Aaa	1,000	1,081
Sulpher Springs Unified School District Series A:
0% 9/1/07 (MBIA Insured)	Aaa	4,445	3,879
0% 9/1/08 (MBIA Insured)	Aaa	4,745	3,958
0% 9/1/09 (MBIA Insured)	Aaa	2,485	1,967
0% 9/1/12 (MBIA Insured)	Aaa	2,750	1,851
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	Aaa	6,625	4,962
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	A1	2,000	1,890
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	A1	2,350	2,394
6% 6/1/22	A1	1,100	1,175
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	Aaa	3,040	1,828
Univ. of California Revs.:
(Multiple Purp. Projs.) Series C, 9% 9/1/02 (AMBAC Insured)	Aaa	100	100
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (g)	-	22,420	23,202
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	A	3,700	3,835
5.25% 1/1/13	A	8,500	8,702
Ventura Unified School District Series D, 5.875% 8/1/30 (FSA Insured)	Aaa	1,645	1,806
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	Aaa	$ 2,375	$ 1,438
West & Central Basin Fing. Auth. Rev. Series B, 5.1% 8/1/06 (AMBAC Insured)	Aaa	4,000	4,188
West Covina Ctfs. of Prtn. (Queen of the Valley Hosp. Proj.):
6% 8/15/03 (Escrowed to Maturity) (e)	A2	925	967
6.125% 8/15/04 (Escrowed to Maturity) (e)	A2	980	1,067
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	Aaa	2,405	2,640
			1,708,306
Guam - 0.2%
Guam Pwr. Auth. Rev. Series A:
4% 10/1/03	Baa3	1,795	1,840
4% 10/1/04	Baa3	1,620	1,688
			3,528
Puerto Rico - 0.7%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/11 (FGIC Insured) (f)	Aaa	10,000	11,243
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,600,245)	1,723,077
NET OTHER ASSETS - 0.3%	5,520
NET ASSETS - 100%	$ 1,728,597
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	26.3%
Transportation	15.5
Electric Utilities	11.4
Health Care	9.6
Special Tax	8.1
Water & Sewer	8.0
Escrowed/Pre-Refunded	7.3
Education	6.6
Others* (individually less than 5%)	7.2
100.0%
*Includes net other assets

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,202,000 or 1.3% of net assets.

Purchase and sales of securities, other than short-term securities, aggregated $179,348,000 and $111,350,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $1,600,245) - See accompanying schedule		$ 1,723,077
Cash		35,189
Receivable for fund shares sold		1,600
Interest receivable		18,583
Receivable from investment adviser for expense reductions		62
Other receivables		46
Total assets		1,778,557
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 46,755
Payable for fund shares redeemed	792
Distributions payable	1,689
Accrued management fee	542
Distribution fees payable	1
Other payables and accrued expenses	181
Total liabilities		49,960
Net Assets		$ 1,728,597
Net Assets consist of:
Paid in capital		$ 1,605,718
Undistributed net investment income		877
Accumulated undistributed net realized gain (loss) on investments		(830)
Net unrealized appreciation (depreciation) on investments		122,832
Net Assets		$ 1,728,597

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($872.083 ÷ 68.436 shares)	$ 12.74
Maximum offering price per share (100/95.25 of $12.74)	$ 13.38
Class T: Net Asset Value and redemption price per share ($130.796 ÷ 10.263 shares)	$ 12.74
Maximum offering price per share (100/96.50 of $12.74)	$ 13.20
Class B: Net Asset Value and offering price per share ($777.625 ÷ 61.004 shares) A	$ 12.75
Class C: Net Asset Value and offering price per share ($1,442.523 ÷ 113.210 shares) A	$ 12.74
Spartan California Municipal Income Fund: Net Asset Value, offering price and redemption price per share ($1,725,151.530 ÷ 135,382.071 shares)	$ 12.74
Institutional Class: Net Asset Value, offering price and redemption price per share ($222.309 ÷ 17.442 shares)	$ 12.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2002 (Unaudited)
Investment Income
Interest		$ 40,411
Expenses
Management fee	$ 3,116
Transfer agent fees	567
Distribution fees	1
Accounting fees and expenses	189
Non-interested trustees' compensation	3
Custodian fees and expenses	13
Registration fees	111
Audit	21
Legal	13
Miscellaneous	31
Total expenses before reductions	4,065
Expense reductions	(178)	3,887
Net investment income (loss)		36,524
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,196
Change in net unrealized appreciation (depreciation) on investment securities		23,398
Net gain (loss)		26,594
Net increase (decrease) in net assets resulting from operations		$ 63,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2002 (Unaudited)	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,524	$ 70,307
Net realized gain (loss)	3,196	5,791
Change in net unrealized appreciation (depreciation)	23,398	18,857
Net increase (decrease) in net assets resulting from operations	63,118	94,955
Distributions to shareholders from net investment income	(36,121)	(69,767)
Distributions to shareholders from net realized gain	(1,558)	(1,971)
Total distributions	(37,679)	(71,738)
Share transactions - net increase (decrease)	48,726	118,795
Redemption fees	16	84
Total increase (decrease) in net assets	74,181	142,096
Net Assets
Beginning of period	1,654,416	1,512,320
End of period (including undistributed net investment income of $877 and undistributed net investment income of $512, respectively)	$ 1,728,597	$ 1,654,416

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.042
Net realized and unrealized gain (loss)	.139
Total from investment operations	.181
Distributions from net investment income	(.041)
Net asset value, end of period	$ 12.74
Total Return B, C, D	1.44%
Ratios to Average Net Assets G
Expenses before expense reductions	.70% A
Expenses net of voluntary waivers, if any	.70% A
Expenses net of all reductions	.69% A
Net investment income (loss)	4.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 872
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended August 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.044
Net realized and unrealized gain (loss)	.137
Total from investment operations	.181
Distributions from net investment income	(.041)
Net asset value, end of period	$ 12.74
Total Return B, C, D	1.43%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A
Expenses net of voluntary waivers, if any	.77% A
Expenses net of all reductions	.76% A
Net investment income (loss)	4.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.035
Net realized and unrealized gain (loss)	.147
Total from investment operations	.182
Distributions from net investment income	(.032)
Net asset value, end of period	$ 12.75
Total Return B, C, D	1.45%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42% A
Expenses net of voluntary waivers, if any	1.42% A
Expenses net of all reductions	1.41% A
Net investment income (loss)	3.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 778
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended August 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.033
Net realized and unrealized gain (loss)	.138
Total from investment operations	.171
Distributions from net investment income	(.031)
Net asset value, end of period	$ 12.74
Total Return B, C, D	1.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.53% A
Expenses net of voluntary waivers, if any	1.53% A
Expenses net of all reductions	1.52% A
Net investment income (loss)	3.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,443
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan California Municipal Income Fund

	Six months ended August 31, 2002	Years ended February 28,
Selected Per-Share Data	(Unaudited)	2002	2001	2000 F	1999	1998
Net asset value, beginning of period	$ 12.55	$ 12.35	$ 11.52	$ 12.41	$ 12.36	$ 11.81
Income from Investment Operations
Net investment income (loss)	.277 D	.555 D, G	.568 D	.557 D	.569	.589
Net realized and unrealized gain (loss)	.199	.211 G	.832	(.838)	.154	.550
Total from investment operations	.476	.766	1.400	(.281)	.723	1.139
Distributions from net investment income	(.274)	(.552)	(.570)	(.555)	(.569)	(.589)
Distributions from net realized gain	(.012)	(.015)	-	(.015)	(.104)	-
Distributions in excess of net realized gain	-	-	-	(.039)	-	-
Total distributions	(.286)	(.567)	(.570)	(.609)	(.673)	(.589)
Redemption fees added to paid in capital	- D	.001 D	-	-	-	-
Net asset value, end of period	$ 12.74	$ 12.55	$ 12.35	$ 11.52	$ 12.41	$ 12.36
Total Return B, C	3.87%	6.36%	12.42%	(2.28)%	6.00%	9.89%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.48%	.49%	.49%	.52%	.55%
Expenses net of voluntary waivers, if any	.48% A	.48%	.49%	.49%	.52%	.54%
Expenses net of all reductions	.47% A	.43%	.42%	.49%	.52%	.53%
Net investment income (loss)	4.41% A	4.47%G	4.75%	4.69%	4.59%	4.85%
Supplemental Data
Net assets, end of period (in millions)	$ 1,725	$ 1,654	$ 1,512	$ 1,212	$ 1,359	$ 1,238
Portfolio turnover rate	13% A	13%	16%	35%	34%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Effective March 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies began amortizing premium and discount on all debt securities, as required. Per share data, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended August 31, 2002 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) D	.046
Net realized and unrealized gain (loss)	.147
Total from investment operations	.193
Distributions from net investment income	(.043)
Net asset value, end of period	$ 12.75
Total Return B, C	1.53%
Ratios to Average Net Assets F
Expenses before expense reductions	.53% A
Expenses net of voluntary waivers, if any	.53% A
Expenses net of all reductions	.52% A
Net investment income (loss)	4.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 222
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Board of Trustees approved adding Class A, Class T, Class B, Class C, and Institutional Class shares to the fund.

The fund offers Spartan California Municipal Income Fund (the original class), Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on August 1, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 124,903,168	|
Unrealized depreciation	(248,989)
Net unrealized appreciation (depreciation)	$ 124,654,179
Cost for federal income tax purposes	$ 1,598,423,262

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 62	$ 6
Class T	0%	.25%	26	21
Class B	.65%	.25%	316	242
Class C	.75%	.25%	551	546
			$ 955	$ 815

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 2,698	$ 2,698
Class T	156	156
Class B	-	-*
Class C	-	-*
	$ 2,854	$ 2,854

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income Fund and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income Fund, to perform the transfer,

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 56	.13*
Class T	10	.09*
Class B	52	.14*
Class C	97	.16*
Spartan California Municipal Income Fund	566,773	.07*
Institutional Class	14	.10*
	$ 567,002

* Annualized

Citibank also has a sub-contract with FSC under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan California Municipal Income Fund's operating expenses. During the period, this reimbursement reduced the class' expenses by $61,876.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

by $12,570. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Class T	1
Class B	5
Class C	8
Spartan California Municipal Income Fund	103,634
Institutional Class	2
$ 103,655

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2002	Year ended February 28, 2002
From net investment income
Class A	$ 1,470	$ -
Class T	395
Class B	1,036	-
Class C	1,448	-
Spartan California Municipal Income Fund	36,116,347	69,767,509
Institutional Class	561	-
Total	$ 36,121,257	$ 69,767,509
From net realized gain
Spartan California Municipal Income Fund	$ 1,558,021	$ 1,970,901

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2002 A	Year ended February 28, 2002	Six months ended August 31, 2002 A	Year ended February 28, 2002
Class A
Shares sold	68,405	-	$ 865,328	$ -
Reinvestment of distributions	31	-	397	-
Net increase (decrease)	68,436	-	$ 865,725	$ -
Class T
Shares sold	10,232	-	$ 128,944	$ -
Reinvestment of distributions	31	-	395	-
Net increase (decrease)	10,263	-	$ 129,339	$ -
Class B
Shares sold	60,937	-	$ 771,276	$ -
Reinvestment of distributions	67	-	853	-
Net increase (decrease)	61,004	-	$ 772,129	$ -
Class C
Shares sold	113,126	-	$ 1,431,881	$ -
Reinvestment of distributions	84	-	1,067	-
Net increase (decrease)	113,210	-	$ 1,432,948	$ -
Spartan California Municipal Income Fund
Shares sold	16,582,188	39,508,806	$ 206,843,574	$ 491,892,126
Reinvestment of distributions	2,175,043	4,142,394	27,103,759	51,450,132
Shares redeemed	(15,178,886)	(34,277,215)	(188,641,414)	(424,548,217)
Net increase (decrease)	3,578,345	9,373,985	$ 45,305,919	$ 118,794,041
Institutional Class
Shares sold	17,423	-	$ 219,956	$ -
Reinvestment of distributions	27	-	344	-
Shares redeemed	(8)	-	(100)	-
Net increase (decrease)	17,442	-	$ 220,200	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
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Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
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Prime Fund
Tax-Exempt Fund
Treasury Fund

ASCM-SANN-1002 158131
1.777331.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

California Municipal Income

Fund - Institutional Class

Semiannual Report

August 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Spartan® California Municipal Income Fund

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

As the first anniversary of September 11 approached, new concerns about terrorism and a continued deterioration of investor confidence kept U.S. equity performance on its year-long downward path. With investor appetite for risk dwindling, U.S. Treasury bonds - traditionally a haven from stock market and geopolitical turbulence - were in strong demand. As a result, the securities outperformed nearly all other asset classes year-to-date through August.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor California Municipal Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering Insititutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Spartan California Municipal Income Fund, the original retail class of the fund. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv California Muni Income - Inst CL	3.93%	5.56%	35.74%	89.28%
LB California Municipal Bond	3.84%	5.62%	36.58%	n/a*
California Municipal Debt Funds Average	3.41%	4.23%	30.16%	82.59%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers® California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of one year or more. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 110 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv California Muni Income - Inst CL	5.56%	6.30%	6.59%
LB California Municipal Bond	5.62%	6.43%	n/a*
California Municipal Debt Funds Average	4.23%	5.41%	6.20%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

* Not available

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Fidelity Advisor California Municipal Income Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor California Municipal Income Fund - Institutional Class on August 31, 1992. As the chart shows, by August 31, 2002, the value of the investment would have grown to $18,928 - an 89.28% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market-value oriented index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,201 - a 92.01% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

August 1, 2002 (commencement of sale of Institutional Class Shares) to August 31,
2002
Dividend returns	0.34%
Capital returns	1.19%
Total returns	1.53%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended August 31, 2002	Past 1 month	Life of Class
Dividends per share	4.33¢	4.33¢
Annualized dividend rate	4.03%	4.03%
30-day annualized yield	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $12.67 over the past one month, $12.67 over the life of the class, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once the Institutional Class has a longer, more stable operating history.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market got off to a slow start in March of this year, but it was full speed ahead throughout the remainder of the six-month period ending August 31, 2002. As the economic outlook took a turn for the worse and the prospects for interest rate hikes dimmed, munis rallied strongly in the spring and summer. Even heavy new issuance supply - many expect 2002 to be a record year for new issuance - couldn't slow down the muni market's momentum, as the supply was met with enthusiastic demand from institutional and individual investors alike. Later in the period, many felt that interest rates might be lowered further by the Federal Reserve Board, and the Fed itself acknowledged that it was more inclined to cut rates given the weakening economy. In response to that news, municipal bonds continued to benefit. For the overall six-month period that ended August 31, 2002, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 4.17%. The taxable bond market edged the absolute return of tax-exempt munis, as the Lehman Brothers Aggregate Bond Index, a gauge of the overall investment-grade taxable bond market, returned 4.94%. However, on a tax-adjusted yield basis, munis took the performance crown.

(Portfolio Manager photograph)
Note to shareholders: Doug McGinley became Portfolio Manager of Fidelity Advisor California Municipal Income Fund on June 1, 2002.

Q. How did the fund perform, Doug?

A. For the six months ending August 31, 2002, the fund's Institutional Class shares returned 3.93%. The California municipal debt funds average returned 3.41%, according to Lipper Inc. During the same period, the Lehman Brothers California Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 3.84%. For the 12 months ending August 31, 2002, the fund's Institutional Class shares returned 5.56%, while the Lipper average returned 4.23% and the Lehman Brothers index gained 5.62%.

Q. What helped the fund beat its Lipper peer average during the past six months?

A. It was a pretty good period for municipal bonds overall due to weak economic growth and stock market losses. A strong recovery was derailed by escalating concerns about global political tensions, further disclosures of corporate misdeeds, rising unemployment and declining investor confidence, among other factors. These developments kept a lid on inflation and interest rates, and fostered stronger demand for muni bonds. The fund's performance relative to its Lipper peers and the Lehman Brothers index was strong due in part to our avoidance of bonds that got hurt the worst during the period, namely lower-quality securities and those tied to the airline industry. Below-investment-grade bonds came under severe pressure due to rising concerns about credit risk. Airline-related bonds - those issued for the construction and operation of facilities such as terminals and hangars - also slumped in response to the slowdown in air travel.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What other strategies contributed to the fund's outperformance?

A. Our approach to managing the fund's interest rate sensitivity was another factor behind our better performance. Despite the fact that interest rates generally moved lower during the period, it wasn't always a smooth path. Rates and bond yields spiked higher at various points when evidence pointed to a strong recovery, and then dropped significantly on other occasions when there were signs that the economy was slowing. This rate volatility made it very difficult for investors who positioned their portfolios based on a view of where interest rates were headed. Since the direction of interest rates is something that we don't have control over, our approach is to manage the fund so that its interest rate sensitivity is in line with the California municipal market overall as represented by the Lehman Brothers California Municipal Bond Index. By doing so, we weren't in the wrong place at the wrong time - that is, the fund wasn't overly interest rate sensitive when rates rose nor did it have too little sensitivity when the market rallied.

Q. In terms of sectors, how was the fund positioned?

A. We generally maintained a bias toward essential services bonds, such as those issued by electric, water and sewer utilities, and others. Because these entities provide services that are essential, their revenues tended not to be sensitive to the overall slowdown in the economy. We remained underweighted - compared to the California municipal market as a whole - in general obligation bonds issued by the state, which have experienced a fair amount of fiscal stress over the past six months.

Q. Were there any disappointments?

A. The main disappointment boiled down to a lack of opportunities. Even though there was plenty of new muni issuance in California, much of it was tailored to a specific individual investor audience. Much of what was issued, for example, was very short-term in nature and was structurally undesirable based on the strategies we had in place.

Q. What's your outlook for the California municipal bond market and the fund?

A. In addition to the direction of interest rates, the California municipal market will continue to be affected by supply and demand trends. The supply of California municipals has been rather strong this year, and I expect that will continue to be the case in the remaining months of 2002. On the other side of the equation, demand will likely be a reflection of the strength of the stock market. If there is a persistent lack of confidence in the stock market, municipals may benefit. As for the fund, I plan to continue to maintain a bias toward research-driven strategies and will pursue many of the same strategies I've pursued since taking over the fund regarding management of interest rate sensitivity and credit quality.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal and California personal income tax

Start date: July 7, 1984

Size: as of August 31, 2002, more than $1.7 billion

Manager: Doug McGinley, since June 2002; joined Fidelity in 1992

3

Doug McGinley on California's fiscal situation:

"The state of California faces one of the most difficult fiscal challenges in the nation. Revenues have declined substantially due to the slowing national economy - which has reduced personal and corporate income taxes - and to the weak stock market - which has significantly reduced capital gains tax revenues. At the same time, expenditures are rising as the state is forced to lay out more money for items such as unemployment benefits, health care and security. The governor recently signed into law a $99 billion budget - two months after the state's constitutional deadline - which bridged a $24 billion shortfall with spending cuts, but no general tax increases. The budget relies heavily on loans, transfers between various state accounts and the expectation that the federal government will come to the state's aid. While the state has worked hard to close this year's budget gap, longer-term structural problems are likely to remain. Most of the easy, one-time steps that can be taken already have been. It's clear that the state legislature will have to tackle some difficult policy questions, such as whether to raise taxes or make deeper spending cuts. Obviously, the state's fiscal health and legislative initiatives are issues I'll be watching closely in the months to come. It's likely that they'll have an effect on the performance of municipal bonds issued by the state, as well as those bonds issued by other entities that depend on the state for some funding."

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	26.3	26.0
Transportation	15.5	13.3
Electric Utilities	11.4	11.8
Health Care	9.6	8.8
Special Tax	8.1	9.8
Average Years to Maturity as of August 31, 2002
		6 months ago
Years	13.7	13.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2002
6 months ago
Years	7.0	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification
As of August 31, 2002	As of February 28, 2002
Aaa 60.1%	Aaa 58.7%
Aa, A 31.9%	Aa, A 34.2%
Baa 6.3%	Baa 6.8%
Not Rated 1.7%	Not Rated 0.3%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Investments August 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - 98.8%
Alameda Corridor Trans. Auth. Rev. Series A:
4.75% 10/1/25 (MBIA Insured)	Aaa	$ 5,000	$ 4,911
5.25% 10/1/21 (MBIA Insured)	Aaa	7,575	7,924
Alameda County Ctfs. of Prtn. Series A:
5.375% 12/1/12 (MBIA Insured)	Aaa	3,500	4,005
5.375% 12/1/13 (MBIA Insured)	Aaa	3,500	3,976
5.375% 12/1/14 (MBIA Insured)	Aaa	3,035	3,404
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.) Series 1997 A, 6% 9/1/24 (FSA Insured)	Aaa	1,000	1,176
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	Aa3	700	782
5% 4/1/10	Aa3	1,640	1,818
5.5% 4/1/11	Aa3	1,000	1,150
Buena Park Cmnty. Redev. Agcy. Tax Allocation (Central Bus. District Proj.) Series A, 7.1% 9/1/14	BBB+	3,500	3,582
Burbank Redev. Agy.:
(City Ctr. Redev. Proj.) Series A, 5% 12/1/15 (FSA Insured)	Aaa	4,000	4,070
(Golden State Redev. Proj.) Series A, 5.75% 12/1/08	Baa1	4,655	4,933
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	Aaa	2,150	1,615
0% 8/1/12 (AMBAC Insured)	Aaa	2,800	1,891
California Dept. of Wtr. Resources Central Valley Proj. Rev. (Wtr. Sys. Proj.):
Series J1:
7% 12/1/12	Aa2	730	926
7% 12/1/12 (Escrowed to Maturity) (e)	-	270	352
Series S, 5% 12/1/19	Aa2	3,160	3,253
Series Y:
5.25% 12/1/15 (FGIC Insured) (f)	Aaa	5,000	5,390
5.25% 12/1/17 (FGIC Insured) (f)	Aaa	5,000	5,319
5.25% 12/1/19 (FGIC Insured) (f)	Aaa	5,000	5,253
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	Aaa	4,090	4,356
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	AAA	2,000	2,159
(Claremont McKenna College Proj.) 5% 11/1/29	Aa1	5,000	5,008
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.) 0% 10/1/07 (MBIA Insured)	Aaa	$ 3,545	$ 3,110
(Pepperdine Univ. Proj.):
Series A, 5% 11/1/29	A1	2,500	2,475
5.75% 9/15/30	A1	13,735	14,750
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	A2	3,435	3,752
(Santa Clara Univ. Proj.):
5.25% 9/1/16 (AMBAC Insured)	Aaa	1,650	1,858
5.25% 9/1/17 (AMBAC Insured)	Aaa	1,000	1,123
5.25% 9/1/26	A1	7,910	8,254
(Scripps College Proj.):
Series 2001:
5% 8/1/31	A1	2,385	2,357
5.25% 8/1/26	A1	1,000	1,014
5.125% 2/1/30	A1	6,000	6,019
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	Aaa	20,000	20,520
Series O, 5.125% 1/1/31	Aaa	8,630	8,775
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	Aa2	5,675	6,432
Series C, 5.125% 10/1/28	Aa1	7,725	7,864
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	A2	1,825	2,045
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	Aaa	3,900	4,706
Series 1992, 6.25% 9/1/12 (FGIC Insured)	Aaa	2,000	2,435
Series 1999, 5.5% 2/1/10 (FGIC Insured)	Aaa	2,170	2,471
Series 2000, 5.5% 5/1/13 (MBIA Insured)	Aaa	1,900	2,142
5% 12/1/06	A1	2,000	2,206
5% 11/1/07	A1	25,000	27,718
5% 11/1/12	A1	14,850	16,198
5% 10/1/18	A1	3,000	3,090
5% 12/1/18	A1	9,245	9,561
5.25% 10/1/09	A1	2,150	2,410
5.25% 10/1/14	A1	300	317
5.25% 10/1/17	A1	1,500	1,565
5.375% 10/1/28	A1	4,250	4,364
5.5% 3/1/12 (MBIA Insured)	Aaa	5,000	5,675
5.5% 6/1/28	A1	5,000	5,168
5.625% 5/1/26	A1	4,000	4,215
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.75% 10/1/10	A1	$ 7,325	$ 8,421
5.75% 12/1/10	A1	2,500	2,881
5.75% 5/1/30	A1	3,080	3,290
6.5% 2/1/08	A1	4,000	4,660
6.6% 2/1/09	A1	14,355	16,961
6.6% 2/1/11 (MBIA Insured)	Aaa	1,100	1,341
6.75% 8/1/10	A1	5,675	6,832
7% 11/1/06 (FGIC Insured)	Aaa	1,855	2,200
California Health Facilities Fing. Auth. Rev.:
(Catholic Health Care West Proj.):
Series 1988 A, 5% 7/1/06	Baa2	3,135	3,283
Series A:
4.5% 7/1/03	Baa2	1,210	1,227
4.5% 7/1/04	Baa2	1,500	1,544
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	A3	6,700	7,170
6.25% 12/1/34	A3	15,000	16,155
(Kaiser Permante Proj.) Series A, 5.55% 8/15/25 (MBIA Insured)	Aaa	4,720	4,776
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	Aa2	8,187	2,761
Series 1983 B, 0% 8/1/15	Aa2	170	63
Series I, 4.95% 8/1/28 (MBIA Insured) (d)	Aaa	1,440	1,441
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	Aaa	2,765	2,817
California Infrastructure & Econ. Dev. Bank Rev.:
(Clean Wtr. State Revolving Fund Proj.) 5% 10/1/16	Aaa	2,500	2,727
(YMCA Metro. L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	Aaa	2,000	2,056
5.25% 2/1/32 (AMBAC Insured)	Aaa	6,295	6,454
5.25% 6/1/30 (MBIA Insured)	Aaa	1,700	1,733
5.5% 6/1/20 (MBIA Insured)	Aaa	1,780	1,926
5.5% 6/1/21 (MBIA Insured)	Aaa	4,780	5,140
5.5% 6/1/22 (MBIA Insured)	Aaa	5,040	5,395
5.5% 6/1/23 (MBIA Insured)	Aaa	5,320	5,652
5.5% 6/1/24 (MBIA Insured)	Aaa	5,610	5,949
California Poll. Cont. Fing. Auth.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	A3	1,500	1,502
(Pacific Gas & Elec. Co. Proj.) Series B, 6.35% 6/1/09 (MBIA Insured) (d)	Aaa	7,000	7,222
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth.: - continued
5.9% 6/1/14 (MBIA Insured)	Aaa	$ 4,000	$ 4,755
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (c)(d)	BBB	11,500	11,548
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	A2	4,450	4,725
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	Aa2	1,425	1,611
(Dept. of Corrections Proj.) Series A, 5.25% 6/1/08 (AMBAC Insured)	Aaa	4,330	4,882
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	A2	8,250	9,368
5.5% 6/1/19	A2	3,000	3,138
6% 6/1/07	A2	1,590	1,812
(Dept. of Corrections, Monterey County State Prison Proj.) Series D:
5.375% 11/1/12	A2	1,250	1,368
5.375% 11/1/13	A2	5,055	5,514
5.375% 11/1/14	A2	5,000	5,413
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	Aaa	4,000	4,503
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	A2	1,290	1,453
(Regents Univ. of California Proj.) Series 1998 B, 5.5% 11/1/10	Aa2	3,755	4,256
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	Aaa	3,000	3,277
(Various California State Univ. Projs.):
Series A:
6.1% 10/1/06	A2	1,210	1,332
6.5% 9/1/04	A2	1,090	1,190
Series B:
5.5% 6/1/19	Aa2	1,650	1,709
6.4% 12/1/09	A2	3,700	4,402
Series C, 5.125% 9/1/22 (AMBAC Insured)	Aaa	10,000	10,238
California Statewide Cmnty. Dev. Auth. Rev.:
(Children's Hosp. Proj.) 6% 6/1/13 (MBIA Insured)	Aaa	2,470	2,954
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Rev.: - continued
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 7/1/05 (c)	A3	$ 5,000	$ 5,107
(Kaiser Permanente Health Sys. Proj.) Series 2001 C, 3.85%, tender 8/1/06 (c)	A3	26,000	26,558
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	Aaa	10,000	10,702
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/14	Aa3	9,500	9,741
5.5% 7/1/23	Aa3	3,000	3,036
(Sisters Charity Leavenworth Proj.) 5% 12/1/14	Aa2	1,315	1,340
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	A2	5,000	5,069
(Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	-	5,000	5,483
5.616% 7/1/13 (MBIA Insured)	Aaa	10,000	10,342
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	Baa2	3,925	4,313
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	Aa3	2,710	2,955
5.5% 7/1/07	Aa3	1,425	1,564
California Statewide Cmntys. Dev. Auth. Solid Waste Facilities Rev. (Waste Mgmt. Proj.) 4.95%, tender 4/1/04 (c)(d)	BBB	3,000	3,053
California Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/14 (AMBAC Insured)	Aaa	1,000	1,124
5.375% 11/1/18 (AMBAC Insured)	Aaa	1,000	1,088
5.5% 11/1/16 (AMBAC Insured)	Aaa	1,500	1,674
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	Aaa	3,000	3,295
Campbell Gen. Oblig. Ctfs. of Prtn. (Civic Ctr. Proj.) 6% 10/1/18	A2	4,965	5,082
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	Aaa	1,700	944
Carson Redev. Agcy.:
(Area #1 Redev. Proj.):
6.375% 10/1/12	Baa1	740	757
6.375% 10/1/16	Baa1	370	378
(Area #2 Redev. Proj.) 5.5% 10/1/02	Baa2	100	100
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A:
7% 8/1/11 (MBIA Insured)	Aaa	$ 1,500	$ 1,890
7% 8/1/13 (MBIA Insured)	Aaa	4,740	6,127
7.25% 8/1/07 (MBIA Insured)	Aaa	1,755	2,131
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	BBB	4,800	5,029
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	Aaa	3,000	3,282
Coalinga Gen. Oblig. Ctfs. of Prtn. 7% 4/1/10	A	3,215	3,229
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.):
0% 11/1/13 (Escrowed to Maturity) (e)	Aaa	6,805	4,313
0% 11/1/14 (Escrowed to Maturity) (e)	Aaa	3,000	1,793
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	Baa2	890	919
5% 4/1/11	Baa2	2,000	2,060
5% 4/1/12	Baa2	4,210	4,300
5% 4/1/13	Baa2	1,830	1,852
5.25% 4/1/09	Baa2	1,600	1,685
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2001, 5% 6/1/26 (MBIA Insured)	Aaa	1,475	1,486
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	Aaa	4,000	4,981
Encinitas Union School District:
0% 8/1/04 (MBIA Insured)	Aaa	1,750	1,695
0% 8/1/10 (MBIA Insured)	Aaa	1,000	751
Escondido Union High School District:
0% 11/1/15 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,000	1,686
0% 11/1/16 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,500	1,844
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	Aaa	660	670
Fairfield-Suisun Swr. District Swr. Rev. Series A:
0% 5/1/07 (MBIA Insured)	Aaa	1,635	1,440
0% 5/1/08 (MBIA Insured)	Aaa	2,085	1,757
0% 5/1/09 (MBIA Insured)	Aaa	2,080	1,665
Folsom Cordova Unified School District Facilities Impt. District #2 (1998 Fing. Proj.) Series A:
0% 10/1/24 (MBIA Insured)	Aaa	3,165	987
0% 10/1/26 (MBIA Insured)	Aaa	2,290	638
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	Aaa	$ 2,415	$ 1,356
6% 8/1/30	Aa2	10,000	11,109
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/04 (Escrowed to Maturity) (e)	Aaa	1,600	1,564
0% 1/1/05 (Escrowed to Maturity) (e)	Aaa	1,000	953
0% 1/1/08 (Escrowed to Maturity) (b)(e)	Aaa	2,000	2,062
0% 1/1/15 (Escrowed to Maturity) (e)	Aaa	18,500	10,783
5% 1/1/35 (MBIA Insured)	Aaa	16,070	16,127
5.5% 1/15/08 (MBIA Insured)	Aaa	8,945	10,152
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	Aaa	1,000	794
Fullerton Joint Union High School District Series A:
5% 8/1/15 (FSA Insured) (f)	Aaa	1,200	1,294
5% 8/1/18 (FSA Insured) (f)	Aaa	1,000	1,052
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	Aaa	1,250	1,358
5.75% 7/1/30 (MBIA Insured)	Aaa	1,000	1,080
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	Aaa	12,245	13,496
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.):
7.3% 9/1/06 (MBIA Insured)	Aaa	620	741
7.3% 9/1/11 (MBIA Insured)	Aaa	555	713
Local Govt. Fin. Auth. Rev. (Oakland Central District Proj.):
0% 9/1/08 (MBIA Insured)	Aaa	3,710	3,095
0% 9/1/09 (MBIA Insured)	Aaa	3,565	2,822
Long Beach Hbr. Rev.:
Series 2000 A, 5.5% 5/15/06 (d)	Aa3	4,270	4,732
Series 2002 A, 4%, tender 5/14/04 (MBIA Insured) (c)(d)	Aaa	10,000	10,410
Series A:
5.5% 5/15/08 (FGIC Insured) (d)	Aaa	8,780	9,934
6% 5/15/09 (FGIC Insured) (d)	Aaa	3,300	3,838
6% 5/15/10 (FGIC Insured) (d)	Aaa	1,000	1,159
6% 5/15/12 (FGIC Insured) (d)	Aaa	3,500	4,099
5.125% 5/15/13 (d)	Aa3	12,450	12,882
5.5% 5/15/11 (MBIA Insured) (d)	Aaa	700	749
5.5% 5/15/15 (MBIA Insured) (d)	Aaa	3,710	3,963
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev.: - continued
5.75% 5/15/07 (MBIA Insured) (d)	Aaa	$ 5,345	$ 5,892
6% 5/15/06 (MBIA Insured) (d)	Aaa	4,925	5,495
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	Aaa	10,000	10,784
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. (Master Rfdg. Prog.) Series B:
6% 12/1/12 (AMBAC Insured) (f)	Aaa	2,605	3,072
6% 12/1/15 (AMBAC Insured) (f)	Aaa	3,095	3,645
6% 12/1/16 (AMBAC Insured) (f)	Aaa	3,285	3,890
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/10 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,770	2,841
0% 9/1/11 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	6,400	4,563
0% 9/1/13 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,380	2,157
(Disney Parking Proj.):
0% 3/1/10	A2	2,000	1,492
0% 3/1/11	A2	1,950	1,376
0% 3/1/12	A2	2,180	1,456
0% 3/1/13	A2	6,490	4,069
0% 3/1/18	A2	3,000	1,369
0% 3/1/19	A2	3,175	1,355
0% 3/1/20	A2	1,000	400
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
(Proposition A Proj.) First Tier Sr. Series C, 4.75% 7/1/17 (AMBAC Insured)	Aaa	3,310	3,408
Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	Aaa	3,500	3,615
Sr. Series C, 5% 7/1/23 (AMBAC Insured)	Aaa	4,320	4,379
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series A, 5% 10/1/19	Aa3	6,000	6,180
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	Aaa	1,000	1,067
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
Second Issue:
4.75% 11/15/19 (MBIA Insured)	Aaa	4,000	4,017
5.25% 11/15/26 (MBIA Insured)	Aaa	16,690	17,028
5.4% 11/15/31 (MBIA Insured)	Aaa	1,875	1,932
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.: - continued
4.75% 8/15/12 (FGIC Insured)	Aaa	$ 2,915	$ 3,229
4.75% 8/15/12 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	3,120	3,287
4.75% 8/15/16 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	1,395	1,427
4.75% 10/15/20 (Escrowed to Maturity) (e)	Aa3	150	151
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (e)	Aaa	1,650	1,701
6.75% 10/15/04 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	2,400	2,592
Los Angeles Dept. of Wtr. & Pwr. Rev. Series AA1, 5.25% 7/1/04	Aa3	1,320	1,409
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	Aa3	15,000	15,059
5.5% 10/15/10	Aa3	2,630	2,966
5.5% 10/15/11 (MBIA Insured)	Aaa	3,670	4,096
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	Aaa	3,700	3,917
Los Angeles Hbr. Dept. Rev.:
Series A:
5.5% 8/1/06 (AMBAC Insured) (d)	Aaa	3,000	3,348
5.5% 8/1/07 (AMBAC Insured) (d)	Aaa	4,740	5,340
Series B:
5.25% 11/1/03 (d)	Aa3	2,765	2,884
5.25% 11/1/06 (d)	Aa3	7,380	8,182
5.25% 11/1/07 (d)	Aa3	4,290	4,741
5.25% 11/1/10 (d)	Aa3	9,105	9,802
5.25% 11/1/11 (d)	Aa3	7,095	7,595
5.3% 8/1/06 (d)	Aa3	2,000	2,209
5.5% 8/1/08 (d)	Aa3	1,505	1,658
7.6% 10/1/18 (Escrowed to Maturity) (e)	AAA	14,810	19,497
Los Angeles Unified School District Series A, 6% 7/1/14 (FGIC Insured)	Aaa	1,200	1,439
Los Angeles Unified School District Cfts. of Prtn. (Administration Bldg. Proj.) Series 2001 B, 5% 10/1/31 (AMBAC Insured)	Aaa	10,000	10,045
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev.:
Series D, 6.75% 7/1/20 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	$ 2,480	$ 3,115
Series I:
5% 7/1/12 (MBIA Insured)	Aaa	2,000	2,200
5% 7/1/13 (MBIA Insured)	Aaa	1,500	1,644
5% 7/1/14 (MBIA Insured)	Aaa	2,000	2,157
5% 7/1/15 (MBIA Insured)	Aaa	2,000	2,134
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	Aaa	975	772
Metro. Wtr. District Southern California Wtrwks. Rev.:
Series 2001 A, 5.25% 7/1/10	Aa2	6,440	7,291
Series A:
4.75% 7/1/22	Aa2	5,000	4,962
5% 7/1/26	Aa2	16,500	16,549
5% 7/1/30 (MBIA Insured)	Aaa	3,500	3,515
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (FGIC Insured)	Aaa	2,800	831
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	Aaa	2,500	2,590
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	Aaa	1,585	1,642
Modesto Irrigation District:
Ctfs. of Prtn. (Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	A1	5,000	5,005
Ctfs. of Prtn. & Cap. Impts. Series A:
0% 10/1/08 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,270	1,878
0% 10/1/09 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,270	1,796
0% 10/1/10 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,270	1,706
Monterey County Ctfs. of Prtn.:
(Master Plan Fing. Prog.) 5.25% 8/1/13 (MBIA Insured)	Aaa	2,000	2,231
Series 2001, 5.25% 8/1/16 (MBIA Insured)	Aaa	2,445	2,654
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	Aaa	1,500	955
New Haven Calif Unified School District:
12% 8/1/16 (FSA Insured) (f)	Aaa	1,500	2,691
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
New Haven Calif Unified School District: - continued
12% 8/1/17 (FSA Insured) (f)	Aaa	$ 1,000	$ 1,818
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	Baa2	2,415	2,684
(Hydro Elec. #1 Proj.) Series A:
7.5% 7/1/23 (AMBAC Insured) (Pre-Refunded to 7/1/21 @ 100) (e)	Aaa	3,825	5,189
10% 7/1/04 (MBIA Insured)	Aaa	5,040	5,803
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	Aaa	7,100	8,958
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 0% 4/1/07 (AMBAC Insured)	Aaa	2,750	2,427
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) 5% 9/1/21 (MBIA Insured)	Aaa	1,000	1,056
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/08 (MBIA Insured)	Aaa	3,255	2,722
0% 8/1/09 (MBIA Insured)	Aaa	3,260	2,588
0% 8/1/10 (MBIA Insured)	Aaa	3,255	2,445
Orange County Arpt. Rev.:
5.5% 7/1/04 (MBIA Insured) (d)	Aaa	2,000	2,138
5.5% 7/1/11 (MBIA Insured) (d)	Aaa	4,000	4,396
6% 7/1/05 (MBIA Insured) (d)	Aaa	3,000	3,311
6% 7/1/07 (MBIA Insured) (d)	Aaa	9,135	10,455
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	Aaa	3,620	4,182
5.75% 12/1/11 (AMBAC Insured) (d)	Aaa	4,000	4,631
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	Aaa	3,770	4,164
Orange County Wtr. District Ctfs. of Prtn. Series A, 5.5% 8/15/09 (AMBAC Insured)	Aaa	1,000	1,050
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	Aaa	6,410	6,995
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	Aa2	5,900	6,308
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	A3	8,830	8,500
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	Aaa	$ 3,000	$ 3,164
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A:
5.8% 9/2/02	Baa1	4,965	4,965
6% 9/2/05	Baa1	2,130	2,260
6.15% 9/2/12	Baa1	12,205	12,849
Pomona Unified School District Series C, 6% 8/1/30 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	4,535	5,172
Port of Oakland Gen. Oblig. Series L, 5.5% 11/1/20 (FGIC Insured) (d)	Aaa	3,405	3,582
Port of Oakland Port Rev.:
Series F:
0% 11/1/05 (MBIA Insured)	Aaa	300	281
0% 11/1/06 (MBIA Insured)	Aaa	2,890	2,617
0% 11/1/07 (MBIA Insured)	Aaa	4,250	3,692
Series G:
5.375% 11/1/08 (MBIA Insured) (d)	Aaa	1,805	2,046
6% 11/1/07 (MBIA Insured) (d)	Aaa	1,650	1,904
Rancho Wtr. District Fing. Auth. Rev. Series 2001 A, 5.5% 8/1/11 (FSA Insured)	Aaa	1,000	1,155
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series A:
0% 6/1/06 (FGIC Insured)	Aaa	1,730	1,582
0% 6/1/07 (FGIC Insured)	Aaa	1,890	1,661
0% 6/1/08 (FGIC Insured)	Aaa	1,300	1,093
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	Aaa	105	108
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A:
6.375% 6/1/09 (MBIA Insured)	Aaa	5,000	5,270
6.5% 6/1/12 (MBIA Insured)	Aaa	15,500	18,860
Series B, 5.7% 6/1/16 (MBIA Insured)	Aaa	1,950	2,204
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	Baa2	1,080	1,174
5% 10/1/08	Baa2	1,135	1,232
5% 10/1/09	Baa2	1,140	1,225
5.1% 10/1/10	Baa2	1,245	1,328
5.25% 10/1/12	Baa2	1,375	1,461
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A: - continued
5.5% 10/1/22	Baa2	$ 4,500	$ 4,611
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	Aaa	1,370	431
0% 8/1/25 (FGIC Insured)	Aaa	1,725	512
0% 8/1/26 (FGIC Insured)	Aaa	1,365	384
0% 8/1/27 (FGIC Insured)	Aaa	1,500	394
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	Aaa	2,000	2,238
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	Aaa	2,035	1,130
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.):
6% 7/1/03	BBB	700	725
6.375% 7/1/10	BBB-	700	767
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P:
5.25% 8/15/13 (FSA Insured)	Aaa	1,000	1,116
5.25% 8/15/14 (FSA Insured)	Aaa	1,750	1,929
5.25% 8/15/15 (FSA Insured)	Aaa	1,660	1,810
5.25% 8/15/16 (FSA Insured)	Aaa	1,500	1,629
Series L, 5.125% 7/1/22 (MBIA Insured)	Aaa	4,000	4,093
Series M, 5.25% 7/1/28	A2	6,500	6,603
5.3% 11/15/05 (FSA Insured)	Aaa	8,900	9,468
5.4% 11/15/06 (FSA Insured)	Aaa	32,800	34,876
5.45% 11/15/08 (FGIC Insured)	Aaa	17,700	18,791
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	BBB-	2,700	2,889
6.5% 7/1/06	BBB-	4,500	5,131
6.5% 7/1/07	BBB-	2,000	2,301
6.5% 7/1/08	BBB-	1,000	1,143
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	AAA	8,500	11,083
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	A3	10,000	10,458
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	Baa3	6,800	7,086
5% 10/1/05	A2	1,270	1,379
5% 10/1/07	A2	1,400	1,546
5% 10/1/09	A2	1,545	1,708
5.25% 10/1/11	A2	1,705	1,898
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Ctfs. of Prtn. 5.632% 4/25/07 (FGIC Insured)	Aaa	$ 5,000	$ 5,680
San Diego Unified School District:
(Election 1998 Proj.) Series D, 5.25% 7/1/17 (FGIC Insured) (f)	Aaa	3,325	3,627
(Election of 1998 Proj.) Series 2000 B:
5% 7/1/25 (MBIA Insured)	Aaa	9,000	9,063
6% 7/1/19 (MBIA Insured)	Aaa	1,000	1,197
6.05% 7/1/18 (MBIA Insured)	Aaa	2,290	2,764
Series C, 5% 7/1/26 (FSA Insured)	Aaa	8,835	8,912
San Diego Wtr. Util. Fund Ctfs. of Prtn. 4.75% 8/1/28 (FGIC Insured)	Aaa	8,500	8,303
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	Aa3	4,500	4,788
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.):
5.5% 8/1/05 (American Cap. Access Corp. Insured)	A	1,000	1,088
5.75% 2/1/07 (American Cap. Access Corp. Insured)	A	1,500	1,677
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	Aaa	6,000	6,235
5.25% 1/1/18 (AMBAC Insured) (d)	Aaa	4,515	4,719
5.25% 1/1/19 (AMBAC Insured) (d)	Aaa	4,750	4,941
Second Series:
Issue 09A, 5.125% 5/1/07 (FGIC Insured) (d)	Aaa	2,000	2,144
Issue 10A:
5.3% 5/1/05 (MBIA Insured) (d)	Aaa	2,805	3,033
5.3% 5/1/06 (MBIA Insured) (d)	Aaa	3,680	4,049
Issue 12A, 5.625% 5/1/08 (FGIC Insured) (d)	Aaa	1,625	1,791
Issue 15A:
5.5% 5/1/07 (FSA Insured) (d)	Aaa	5,680	6,364
5.5% 5/1/09 (FSA Insured) (d)	Aaa	1,355	1,517
Issue 16A:
5.375% 5/1/18 (FSA Insured) (d)	Aaa	5,035	5,303
5.5% 5/1/06 (FSA Insured) (d)	Aaa	1,850	2,048
5.5% 5/1/08 (FSA Insured) (d)	Aaa	2,945	3,305
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Issue 18A:
5.25% 5/1/11 (MBIA Insured) (d)	Aaa	$ 3,280	$ 3,551
6% 5/1/05 (MBIA Insured) (d)	Aaa	2,375	2,607
Issue 23A:
5.5% 5/1/07 (FGIC Insured) (d)	Aaa	1,045	1,171
5.5% 5/1/08 (FGIC Insured) (d)	Aaa	2,755	3,092
Issue 3, 6.1% 5/1/13 (MBIA Insured) (d)	Aaa	2,650	2,768
Second Series 1998 Issue 18A, 5.25% 5/1/14 (MBIA Insured) (d)	Aaa	2,750	2,938
Second Series 27A:
5.5% 5/1/07 (MBIA Insured) (d)	Aaa	2,935	3,282
5.5% 5/1/08 (MBIA Insured) (d)	Aaa	4,045	4,540
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 6.5% 11/1/09	A1	1,000	1,028
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	Aaa	1,475	1,108
Series A:
0% 8/1/08 (FGIC Insured)	Aaa	1,085	907
0% 8/1/09 (FGIC Insured)	Aaa	1,085	861
0% 8/1/10 (FGIC Insured)	Aaa	1,085	815
San Francisco City & County Swr. Rev. Series B:
0% 10/1/06 (FGIC Insured)	Aaa	3,690	3,348
0% 10/1/07 (FGIC Insured)	Aaa	4,770	4,153
0% 10/1/08 (FGIC Insured)	Aaa	1,600	1,331
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/15/10 (MBIA Insured)	Aaa	2,235	1,713
5.25% 1/15/30 (MBIA Insured)	Aaa	8,600	8,841
0% 1/1/07 (Escrowed to Maturity) (e)	Aaa	3,000	2,683
0% 1/1/08 (Escrowed to Maturity) (e)	Aaa	4,400	3,753
0% 1/1/12 (Escrowed to Maturity) (e)	Aaa	15,000	10,416
San Jose Arpt. Rev.:
Series A:
5.25% 3/1/14 (FGIC Insured)	Aaa	1,000	1,098
5.25% 3/1/16 (FGIC Insured)	Aaa	2,040	2,207
5.25% 3/1/17 (FGIC Insured)	Aaa	3,000	3,224
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Arpt. Rev.: - continued
5.875% 3/1/07 (FGIC Insured)	Aaa	$ 1,905	$ 2,104
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	Aaa	1,990	1,127
San Mateo County Cmnty. College District (Election of 2001 Proj.) Series A, 0% 9/1/24 (FGIC Insured)	Aaa	4,500	1,409
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	Aaa	2,000	664
0% 9/1/24 (FGIC Insured)	Aaa	3,500	1,096
0% 9/1/25 (FGIC Insured)	Aaa	1,490	441
0% 9/1/26 (FGIC Insured)	Aaa	1,500	420
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	Aaa	3,000	3,366
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	Aaa	4,650	5,057
5.75% 8/1/30 (FGIC Insured)	Aaa	7,490	8,128
Santa Clara County Fing. Auth. Lease Rev. (VMC Facilities Replacement Proj.) Series A, 7.75% 11/15/09 (AMBAC Insured)	Aaa	3,725	4,829
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	AA	8,500	8,816
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	Aaa	2,730	2,988
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	Aaa	2,380	2,605
6% 8/1/29 (FGIC Insured)	Aaa	6,770	7,582
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A:
7.25% 8/1/07 (MBIA Insured)	Aaa	2,200	2,671
7.25% 8/1/08 (MBIA Insured)	Aaa	1,780	2,201
7.25% 8/1/12 (MBIA Insured)	Aaa	1,865	2,407
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	Aaa	8,395	9,134
Sonoma County Ctfs. of Prtn.:
5% 11/15/04 (AMBAC Insured)	Aaa	1,265	1,355
5% 11/15/06 (AMBAC Insured)	Aaa	1,380	1,532
5% 11/15/09 (AMBAC Insured)	Aaa	1,600	1,793
5% 11/15/10 (AMBAC Insured)	Aaa	1,665	1,858
5% 11/15/11 (AMBAC Insured)	Aaa	1,735	1,936
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C:
7.5% 8/15/06 (FGIC Insured)	Aaa	$ 2,000	$ 2,397
7.5% 8/15/07 (FGIC Insured)	Aaa	3,890	4,764
8% 8/15/09 (FGIC Insured)	Aaa	3,650	4,742
Southern California Pub. Pwr. Auth. Rev.:
(Mead Adelanto Proj.) Series A, 4.75% 7/1/16 (AMBAC Insured)	Aaa	2,000	2,038
(Multiple Projs.):
6.75% 7/1/10	A2	1,400	1,696
6.75% 7/1/11	A2	6,500	7,972
7% 7/1/05	A2	920	925
(Palo Verde Proj.) Series A, 5% 7/1/15 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,000	1,031
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	Aaa	1,000	1,081
Sulpher Springs Unified School District Series A:
0% 9/1/07 (MBIA Insured)	Aaa	4,445	3,879
0% 9/1/08 (MBIA Insured)	Aaa	4,745	3,958
0% 9/1/09 (MBIA Insured)	Aaa	2,485	1,967
0% 9/1/12 (MBIA Insured)	Aaa	2,750	1,851
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	Aaa	6,625	4,962
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	A1	2,000	1,890
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	A1	2,350	2,394
6% 6/1/22	A1	1,100	1,175
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	Aaa	3,040	1,828
Univ. of California Revs.:
(Multiple Purp. Projs.) Series C, 9% 9/1/02 (AMBAC Insured)	Aaa	100	100
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (g)	-	22,420	23,202
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	A	3,700	3,835
5.25% 1/1/13	A	8,500	8,702
Ventura Unified School District Series D, 5.875% 8/1/30 (FSA Insured)	Aaa	1,645	1,806
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	Aaa	$ 2,375	$ 1,438
West & Central Basin Fing. Auth. Rev. Series B, 5.1% 8/1/06 (AMBAC Insured)	Aaa	4,000	4,188
West Covina Ctfs. of Prtn. (Queen of the Valley Hosp. Proj.):
6% 8/15/03 (Escrowed to Maturity) (e)	A2	925	967
6.125% 8/15/04 (Escrowed to Maturity) (e)	A2	980	1,067
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	Aaa	2,405	2,640
			1,708,306
Guam - 0.2%
Guam Pwr. Auth. Rev. Series A:
4% 10/1/03	Baa3	1,795	1,840
4% 10/1/04	Baa3	1,620	1,688
			3,528
Puerto Rico - 0.7%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/11 (FGIC Insured) (f)	Aaa	10,000	11,243
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,600,245)	1,723,077
NET OTHER ASSETS - 0.3%	5,520
NET ASSETS - 100%	$ 1,728,597
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	26.3%
Transportation	15.5
Electric Utilities	11.4
Health Care	9.6
Special Tax	8.1
Water & Sewer	8.0
Escrowed/Pre-Refunded	7.3
Education	6.6
Others* (individually less than 5%)	7.2
100.0%
*Includes net other assets

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,202,000 or 1.3% of net assets.

Purchase and sales of securities, other than short-term securities, aggregated $179,348,000 and $111,350,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $1,600,245) - See accompanying schedule		$ 1,723,077
Cash		35,189
Receivable for fund shares sold		1,600
Interest receivable		18,583
Receivable from investment adviser for expense reductions		62
Other receivables		46
Total assets		1,778,557
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 46,755
Payable for fund shares redeemed	792
Distributions payable	1,689
Accrued management fee	542
Distribution fees payable	1
Other payables and accrued expenses	181
Total liabilities		49,960
Net Assets		$ 1,728,597
Net Assets consist of:
Paid in capital		$ 1,605,718
Undistributed net investment income		877
Accumulated undistributed net realized gain (loss) on investments		(830)
Net unrealized appreciation (depreciation) on investments		122,832
Net Assets		$ 1,728,597

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($872.083 ÷ 68.436 shares)	$ 12.74
Maximum offering price per share (100/95.25 of $12.74)	$ 13.38
Class T: Net Asset Value and redemption price per share ($130.796 ÷ 10.263 shares)	$ 12.74
Maximum offering price per share (100/96.50 of $12.74)	$ 13.20
Class B: Net Asset Value and offering price per share ($777.625 ÷ 61.004 shares) A	$ 12.75
Class C: Net Asset Value and offering price per share ($1,442.523 ÷ 113.210 shares) A	$ 12.74
Spartan California Municipal Income Fund: Net Asset Value, offering price and redemption price per share ($1,725,151.530 ÷ 135,382.071 shares)	$ 12.74
Institutional Class: Net Asset Value, offering price and redemption price per share ($222.309 ÷ 17.442 shares)	$ 12.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2002 (Unaudited)
Investment Income
Interest		$ 40,411
Expenses
Management fee	$ 3,116
Transfer agent fees	567
Distribution fees	1
Accounting fees and expenses	189
Non-interested trustees' compensation	3
Custodian fees and expenses	13
Registration fees	111
Audit	21
Legal	13
Miscellaneous	31
Total expenses before reductions	4,065
Expense reductions	(178)	3,887
Net investment income (loss)		36,524
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,196
Change in net unrealized appreciation (depreciation) on investment securities		23,398
Net gain (loss)		26,594
Net increase (decrease) in net assets resulting from operations		$ 63,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2002 (Unaudited)	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,524	$ 70,307
Net realized gain (loss)	3,196	5,791
Change in net unrealized appreciation (depreciation)	23,398	18,857
Net increase (decrease) in net assets resulting from operations	63,118	94,955
Distributions to shareholders from net investment income	(36,121)	(69,767)
Distributions to shareholders from net realized gain	(1,558)	(1,971)
Total distributions	(37,679)	(71,738)
Share transactions - net increase (decrease)	48,726	118,795
Redemption fees	16	84
Total increase (decrease) in net assets	74,181	142,096
Net Assets
Beginning of period	1,654,416	1,512,320
End of period (including undistributed net investment income of $877 and undistributed net investment income of $512, respectively)	$ 1,728,597	$ 1,654,416

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.042
Net realized and unrealized gain (loss)	.139
Total from investment operations	.181
Distributions from net investment income	(.041)
Net asset value, end of period	$ 12.74
Total Return B, C, D	1.44%
Ratios to Average Net Assets G
Expenses before expense reductions	.70% A
Expenses net of voluntary waivers, if any	.70% A
Expenses net of all reductions	.69% A
Net investment income (loss)	4.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 872
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended August 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.044
Net realized and unrealized gain (loss)	.137
Total from investment operations	.181
Distributions from net investment income	(.041)
Net asset value, end of period	$ 12.74
Total Return B, C, D	1.43%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A
Expenses net of voluntary waivers, if any	.77% A
Expenses net of all reductions	.76% A
Net investment income (loss)	4.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.035
Net realized and unrealized gain (loss)	.147
Total from investment operations	.182
Distributions from net investment income	(.032)
Net asset value, end of period	$ 12.75
Total Return B, C, D	1.45%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42% A
Expenses net of voluntary waivers, if any	1.42% A
Expenses net of all reductions	1.41% A
Net investment income (loss)	3.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 778
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended August 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.033
Net realized and unrealized gain (loss)	.138
Total from investment operations	.171
Distributions from net investment income	(.031)
Net asset value, end of period	$ 12.74
Total Return B, C, D	1.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.53% A
Expenses net of voluntary waivers, if any	1.53% A
Expenses net of all reductions	1.52% A
Net investment income (loss)	3.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,443
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan California Municipal Income Fund

	Six months ended August 31, 2002	Years ended February 28,
Selected Per-Share Data	(Unaudited)	2002	2001	2000 F	1999	1998
Net asset value, beginning of period	$ 12.55	$ 12.35	$ 11.52	$ 12.41	$ 12.36	$ 11.81
Income from Investment Operations
Net investment income (loss)	.277 D	.555 D, G	.568 D	.557 D	.569	.589
Net realized and unrealized gain (loss)	.199	.211 G	.832	(.838)	.154	.550
Total from investment operations	.476	.766	1.400	(.281)	.723	1.139
Distributions from net investment income	(.274)	(.552)	(.570)	(.555)	(.569)	(.589)
Distributions from net realized gain	(.012)	(.015)	-	(.015)	(.104)	-
Distributions in excess of net realized gain	-	-	-	(.039)	-	-
Total distributions	(.286)	(.567)	(.570)	(.609)	(.673)	(.589)
Redemption fees added to paid in capital	- D	.001 D	-	-	-	-
Net asset value, end of period	$ 12.74	$ 12.55	$ 12.35	$ 11.52	$ 12.41	$ 12.36
Total Return B, C	3.87%	6.36%	12.42%	(2.28)%	6.00%	9.89%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.48%	.49%	.49%	.52%	.55%
Expenses net of voluntary waivers, if any	.48% A	.48%	.49%	.49%	.52%	.54%
Expenses net of all reductions	.47% A	.43%	.42%	.49%	.52%	.53%
Net investment income (loss)	4.41% A	4.47%G	4.75%	4.69%	4.59%	4.85%
Supplemental Data
Net assets, end of period (in millions)	$ 1,725	$ 1,654	$ 1,512	$ 1,212	$ 1,359	$ 1,238
Portfolio turnover rate	13% A	13%	16%	35%	34%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Effective March 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies began amortizing premium and discount on all debt securities, as required. Per share data, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended August 31, 2002 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) D	.046
Net realized and unrealized gain (loss)	.147
Total from investment operations	.193
Distributions from net investment income	(.043)
Net asset value, end of period	$ 12.75
Total Return B, C	1.53%
Ratios to Average Net Assets F
Expenses before expense reductions	.53% A
Expenses net of voluntary waivers, if any	.53% A
Expenses net of all reductions	.52% A
Net investment income (loss)	4.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 222
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Board of Trustees approved adding Class A, Class T, Class B, Class C, and Institutional Class shares to the fund.

The fund offers Spartan California Municipal Income Fund (the original class), Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on August 1, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 124,903,168	|
Unrealized depreciation	(248,989)
Net unrealized appreciation (depreciation)	$ 124,654,179
Cost for federal income tax purposes	$ 1,598,423,262

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 62	$ 6
Class T	0%	.25%	26	21
Class B	.65%	.25%	316	242
Class C	.75%	.25%	551	546
			$ 955	$ 815

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 2,698	$ 2,698
Class T	156	156
Class B	-	-*
Class C	-	-*
	$ 2,854	$ 2,854

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income Fund and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income Fund, to perform the transfer,

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 56	.13*
Class T	10	.09*
Class B	52	.14*
Class C	97	.16*
Spartan California Municipal Income Fund	566,773	.07*
Institutional Class	14	.10*
	$ 567,002

* Annualized

Citibank also has a sub-contract with FSC under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan California Municipal Income Fund's operating expenses. During the period, this reimbursement reduced the class' expenses by $61,876.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

by $12,570. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Class T	1
Class B	5
Class C	8
Spartan California Municipal Income Fund	103,634
Institutional Class	2
$ 103,655

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2002	Year ended February 28, 2002
From net investment income
Class A	$ 1,470	$ -
Class T	395
Class B	1,036	-
Class C	1,448	-
Spartan California Municipal Income Fund	36,116,347	69,767,509
Institutional Class	561	-
Total	$ 36,121,257	$ 69,767,509
From net realized gain
Spartan California Municipal Income Fund	$ 1,558,021	$ 1,970,901

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2002 A	Year ended February 28, 2002	Six months ended August 31, 2002 A	Year ended February 28, 2002
Class A
Shares sold	68,405	-	$ 865,328	$ -
Reinvestment of distributions	31	-	397	-
Net increase (decrease)	68,436	-	$ 865,725	$ -
Class T
Shares sold	10,232	-	$ 128,944	$ -
Reinvestment of distributions	31	-	395	-
Net increase (decrease)	10,263	-	$ 129,339	$ -
Class B
Shares sold	60,937	-	$ 771,276	$ -
Reinvestment of distributions	67	-	853	-
Net increase (decrease)	61,004	-	$ 772,129	$ -
Class C
Shares sold	113,126	-	$ 1,431,881	$ -
Reinvestment of distributions	84	-	1,067	-
Net increase (decrease)	113,210	-	$ 1,432,948	$ -
Spartan California Municipal Income Fund
Shares sold	16,582,188	39,508,806	$ 206,843,574	$ 491,892,126
Reinvestment of distributions	2,175,043	4,142,394	27,103,759	51,450,132
Shares redeemed	(15,178,886)	(34,277,215)	(188,641,414)	(424,548,217)
Net increase (decrease)	3,578,345	9,373,985	$ 45,305,919	$ 118,794,041
Institutional Class
Shares sold	17,423	-	$ 219,956	$ -
Reinvestment of distributions	27	-	344	-
Shares redeemed	(8)	-	(100)	-
Net increase (decrease)	17,442	-	$ 220,200	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ASCMI-SANN-1002 158132
1.777329.100

(Fidelity Investment logo)(registered trademark)

Spartan®

California
Municipal Income
Fund

Semiannual Report

August 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

As the first anniversary of September 11 approached, new concerns about terrorism and a continued deterioration of investor confidence kept U.S. equity performance on its year-long downward path. With investor appetite for risk dwindling, U.S. Treasury bonds - traditionally a haven from stock market and geopolitical turbulence - were in strong demand. As a result, the securities outperformed nearly all other asset classes year-to-date through August.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® CA Municipal Income	3.87%	5.50%	35.65%	89.16%
LB California Municipal Bond	3.84%	5.62%	36.58%	n/a*
California Municipal Debt Funds Average	3.41%	4.23%	30.16%	82.59%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® California Municipal Bond Index - a market value-weighted index of California investment-grade municipal bonds with maturities of at least one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the California municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 110 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Income	5.50%	6.29%	6.58%
LB California Municipal Bond	5.62%	6.43%	n/a*
California Municipal Debt Funds Average	4.23%	5.41%	6.20%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® California Municipal Income Fund on August 31, 1992. As the chart shows, by August 31, 2002, the value of the investment would have grown to $18,916 - an 89.16% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,201 - a 92.01% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended August 31,	Years ended February 28,		Year ended February 29,	Years ended February 28,
	2002	2002	2001	2000	1999	1998
Dividend returns	2.26%	4.61%	5.22%	4.46%	4.73%	5.23%
Capital returns	1.61%	1.75%	7.20%	-6.74%	1.27%	4.66%
Total returns	3.87%	6.36%	12.42%	-2.28%	6.00%	9.89%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended August 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.51¢	27.41¢	54.32¢
Annualized dividend rate	4.19%	4.37%	4.35%
30-day annualized yield	3.41%	-	-
30-day annualized tax-equivalent yield	5.78%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.66 over the past one month, $12.46 over the past six months and $12.49 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.05% combined effective federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market got off to a slow start in March of this year, but it was full speed ahead throughout the remainder of the six-month period ending August 31, 2002. As the economic outlook took a turn for the worse and the prospects for interest rate hikes dimmed, munis rallied strongly in the spring and summer. Even heavy new issuance supply - many expect 2002 to be a record year for new issuance - couldn't slow down the muni market's momentum, as the supply was met with enthusiastic demand from institutional and individual investors alike. Later in the period, many felt that interest rates might be lowered further by the Federal Reserve Board, and the Fed itself acknowledged that it was more inclined to cut rates given the weakening economy. In response to that news, municipal bonds continued to benefit. For the overall six-month period that ended August 31, 2002, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 4.17%. The taxable bond market edged the absolute return of tax-exempt munis, as the Lehman Brothers Aggregate Bond Index, a gauge of the overall investment-grade taxable bond market, returned 4.94%. However, on a tax-adjusted yield basis, munis took the performance crown.

(Portfolio Manager photograph)
Note to shareholders: Doug McGinley became Portfolio Manager of Spartan California Municipal Income Fund on June 1, 2002.

Q. How did the fund perform, Doug?

A. For the six months ending August 31, 2002, the fund returned 3.87%. In comparison, the California municipal debt funds average returned 3.41%, according to Lipper Inc. Additionally, the Lehman Brothers California Municipal Bond Index returned 3.84%. For the 12 months ending August 31, 2002, the fund returned 5.50%, while the Lipper average returned 4.23% and the Lehman Brothers index gained 5.62%.

Q. What helped the fund beat its Lipper peer average and the Lehman Brothers index during the past six months?

A. It was a pretty good period for municipal bonds overall due to weak economic growth and stock market losses. A strong recovery was derailed by escalating concerns about global political tensions, further disclosures of corporate misdeeds, rising unemployment and declining investor confidence, among other factors. These developments kept a lid on inflation and interest rates, and fostered stronger demand for muni bonds. Part of the reason for the fund's outperformance of its Lipper peers and the Lehman Brothers index was our avoidance of bonds that got hurt the worst during the period, namely lower-quality securities and those tied to the airline industry. Below-investment-grade bonds came under severe pressure due to rising concerns about credit risk. Airline-related bonds - those issued for the construction and operation of facilities such as terminals and hangars - also slumped in response to the slowdown in air travel.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What else contributed to the fund's outperformance?

A. Our approach to managing the fund's interest rate sensitivity was another factor behind our better performance. Despite the fact that interest rates generally moved lower during the period, it wasn't always a smooth path. Rates and bond yields spiked higher at various points when evidence pointed to a strong recovery, and then dropped significantly on other occasions when there were signs that the economy was slowing. This rate volatility made it very difficult for investors who positioned their portfolios based on a view of where interest rates were headed. Since the direction of interest rates is something that we don't have control over, our approach is to manage the fund so that its interest rate sensitivity is in line with the California municipal market overall as represented by the Lehman Brothers California Municipal Bond Index. By doing so, we weren't in the wrong place at the wrong time - that is, the fund wasn't overly interest rate sensitive when rates rose, nor did it have too little sensitivity when the market rallied.

Q. In terms of sectors, how was the fund positioned?

A. We generally maintained a bias toward essential services bonds, such as those issued by health care entities, water and sewer utilities, and others. Because these entities provide services that are essential, their revenues from the bonds they issue tended not to be sensitive to the overall slowdown in the economy. We remained underweighted - compared to the California municipal market as a whole - in general obligation bonds issued by the state, which have experienced a fair amount of fiscal stress over the past six months.

Q. Were there any disappointments?

A. The main disappointment boiled down to a lack of opportunities. Even though there was plenty of new muni issuance in California, much of it was tailored to a specific individual investor audience. Much of what was issued, for example, was very short-term in nature and was structurally undesirable based on the strategies we had in place.

Q. What's your outlook for the California municipal bond market and the fund?

A. In addition to the direction of interest rates, the California municipal market will continue to be affected by supply and demand trends. The supply of California municipals has been rather strong this year, and I expect that will continue to be the case in the remaining months of 2002. On the other side of the equation, demand will likely be a reflection of the strength of the stock market. If there is a persistent lack of confidence in the stock market, municipals may benefit. As for the fund, I plan to continue to maintain a bias toward research-driven strategies and will pursue many of the same strategies I've pursued since taking over the fund regarding management of interest rate sensitivity and credit quality.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal and California personal income tax

Fund number: 091

Trading symbol: FCTFX

Start date: July 7, 1984

Size: as of August 31, 2002, more than $1.7 billion

Manager: Doug McGinley, since June 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1992

3

Doug McGinley on California's fiscal situation:

"The state of California faces one of the most difficult fiscal challenges in the nation. Revenues have declined substantially due to the slowing national economy - which has reduced personal and corporate income taxes - and to the weak stock market - which has substantially cut capital gains tax revenues. At the same time, expenditures are rising as the state is forced to lay out more money for items such as unemployment benefits, health care and security. The governor recently signed into law a $99 billion budget - two months after the state's constitutional deadline - which bridged a $24 billion shortfall with spending cuts, but no general tax increases. The budget relies heavily on loans, transfers between various state accounts and the expectation that the federal government will come to the state's aid. While the state has worked hard to close this year's budget gap, longer-term structural problems are likely to remain. Most of the easy, one-time steps that can be taken already have been. It's clear that the state legislature will have to tackle some difficult policy questions, such as whether to raise taxes or make deeper spending cuts. Obviously, the state's fiscal health and legislative initiatives are issues I'll be watching closely in the months to come. It's likely that they'll have an effect on the performance of municipal bonds issued by the state, as well as on those bonds issued by other entities that depend on the state for some funding."

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	26.3	26.0
Transportation	15.5	13.3
Electric Utilities	11.4	11.8
Health Care	9.6	8.8
Special Tax	8.1	9.8
Average Years to Maturity as of August 31, 2002
		6 months ago
Years	13.7	13.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2002
6 months ago
Years	7.0	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification
As of August 31, 2002	As of February 28, 2002
Aaa 60.1%	Aaa 58.7%
Aa, A 31.9%	Aa, A 34.2%
Baa 6.3%	Baa 6.8%
Not Rated 1.7%	Not Rated 0.3%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Investments August 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - 98.8%
Alameda Corridor Trans. Auth. Rev. Series A:
4.75% 10/1/25 (MBIA Insured)	Aaa	$ 5,000	$ 4,911
5.25% 10/1/21 (MBIA Insured)	Aaa	7,575	7,924
Alameda County Ctfs. of Prtn. Series A:
5.375% 12/1/12 (MBIA Insured)	Aaa	3,500	4,005
5.375% 12/1/13 (MBIA Insured)	Aaa	3,500	3,976
5.375% 12/1/14 (MBIA Insured)	Aaa	3,035	3,404
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.) Series 1997 A, 6% 9/1/24 (FSA Insured)	Aaa	1,000	1,176
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	Aa3	700	782
5% 4/1/10	Aa3	1,640	1,818
5.5% 4/1/11	Aa3	1,000	1,150
Buena Park Cmnty. Redev. Agcy. Tax Allocation (Central Bus. District Proj.) Series A, 7.1% 9/1/14	BBB+	3,500	3,582
Burbank Redev. Agy.:
(City Ctr. Redev. Proj.) Series A, 5% 12/1/15 (FSA Insured)	Aaa	4,000	4,070
(Golden State Redev. Proj.) Series A, 5.75% 12/1/08	Baa1	4,655	4,933
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	Aaa	2,150	1,615
0% 8/1/12 (AMBAC Insured)	Aaa	2,800	1,891
California Dept. of Wtr. Resources Central Valley Proj. Rev. (Wtr. Sys. Proj.):
Series J1:
7% 12/1/12	Aa2	730	926
7% 12/1/12 (Escrowed to Maturity) (e)	-	270	352
Series S, 5% 12/1/19	Aa2	3,160	3,253
Series Y:
5.25% 12/1/15 (FGIC Insured) (f)	Aaa	5,000	5,390
5.25% 12/1/17 (FGIC Insured) (f)	Aaa	5,000	5,319
5.25% 12/1/19 (FGIC Insured) (f)	Aaa	5,000	5,253
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	Aaa	4,090	4,356
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	AAA	2,000	2,159
(Claremont McKenna College Proj.) 5% 11/1/29	Aa1	5,000	5,008
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.) 0% 10/1/07 (MBIA Insured)	Aaa	$ 3,545	$ 3,110
(Pepperdine Univ. Proj.):
Series A, 5% 11/1/29	A1	2,500	2,475
5.75% 9/15/30	A1	13,735	14,750
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	A2	3,435	3,752
(Santa Clara Univ. Proj.):
5.25% 9/1/16 (AMBAC Insured)	Aaa	1,650	1,858
5.25% 9/1/17 (AMBAC Insured)	Aaa	1,000	1,123
5.25% 9/1/26	A1	7,910	8,254
(Scripps College Proj.):
Series 2001:
5% 8/1/31	A1	2,385	2,357
5.25% 8/1/26	A1	1,000	1,014
5.125% 2/1/30	A1	6,000	6,019
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	Aaa	20,000	20,520
Series O, 5.125% 1/1/31	Aaa	8,630	8,775
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	Aa2	5,675	6,432
Series C, 5.125% 10/1/28	Aa1	7,725	7,864
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	A2	1,825	2,045
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	Aaa	3,900	4,706
Series 1992, 6.25% 9/1/12 (FGIC Insured)	Aaa	2,000	2,435
Series 1999, 5.5% 2/1/10 (FGIC Insured)	Aaa	2,170	2,471
Series 2000, 5.5% 5/1/13 (MBIA Insured)	Aaa	1,900	2,142
5% 12/1/06	A1	2,000	2,206
5% 11/1/07	A1	25,000	27,718
5% 11/1/12	A1	14,850	16,198
5% 10/1/18	A1	3,000	3,090
5% 12/1/18	A1	9,245	9,561
5.25% 10/1/09	A1	2,150	2,410
5.25% 10/1/14	A1	300	317
5.25% 10/1/17	A1	1,500	1,565
5.375% 10/1/28	A1	4,250	4,364
5.5% 3/1/12 (MBIA Insured)	Aaa	5,000	5,675
5.5% 6/1/28	A1	5,000	5,168
5.625% 5/1/26	A1	4,000	4,215
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.75% 10/1/10	A1	$ 7,325	$ 8,421
5.75% 12/1/10	A1	2,500	2,881
5.75% 5/1/30	A1	3,080	3,290
6.5% 2/1/08	A1	4,000	4,660
6.6% 2/1/09	A1	14,355	16,961
6.6% 2/1/11 (MBIA Insured)	Aaa	1,100	1,341
6.75% 8/1/10	A1	5,675	6,832
7% 11/1/06 (FGIC Insured)	Aaa	1,855	2,200
California Health Facilities Fing. Auth. Rev.:
(Catholic Health Care West Proj.):
Series 1988 A, 5% 7/1/06	Baa2	3,135	3,283
Series A:
4.5% 7/1/03	Baa2	1,210	1,227
4.5% 7/1/04	Baa2	1,500	1,544
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	A3	6,700	7,170
6.25% 12/1/34	A3	15,000	16,155
(Kaiser Permante Proj.) Series A, 5.55% 8/15/25 (MBIA Insured)	Aaa	4,720	4,776
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	Aa2	8,187	2,761
Series 1983 B, 0% 8/1/15	Aa2	170	63
Series I, 4.95% 8/1/28 (MBIA Insured) (d)	Aaa	1,440	1,441
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	Aaa	2,765	2,817
California Infrastructure & Econ. Dev. Bank Rev.:
(Clean Wtr. State Revolving Fund Proj.) 5% 10/1/16	Aaa	2,500	2,727
(YMCA Metro. L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	Aaa	2,000	2,056
5.25% 2/1/32 (AMBAC Insured)	Aaa	6,295	6,454
5.25% 6/1/30 (MBIA Insured)	Aaa	1,700	1,733
5.5% 6/1/20 (MBIA Insured)	Aaa	1,780	1,926
5.5% 6/1/21 (MBIA Insured)	Aaa	4,780	5,140
5.5% 6/1/22 (MBIA Insured)	Aaa	5,040	5,395
5.5% 6/1/23 (MBIA Insured)	Aaa	5,320	5,652
5.5% 6/1/24 (MBIA Insured)	Aaa	5,610	5,949
California Poll. Cont. Fing. Auth.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	A3	1,500	1,502
(Pacific Gas & Elec. Co. Proj.) Series B, 6.35% 6/1/09 (MBIA Insured) (d)	Aaa	7,000	7,222
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth.: - continued
5.9% 6/1/14 (MBIA Insured)	Aaa	$ 4,000	$ 4,755
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (c)(d)	BBB	11,500	11,548
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	A2	4,450	4,725
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	Aa2	1,425	1,611
(Dept. of Corrections Proj.) Series A, 5.25% 6/1/08 (AMBAC Insured)	Aaa	4,330	4,882
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	A2	8,250	9,368
5.5% 6/1/19	A2	3,000	3,138
6% 6/1/07	A2	1,590	1,812
(Dept. of Corrections, Monterey County State Prison Proj.) Series D:
5.375% 11/1/12	A2	1,250	1,368
5.375% 11/1/13	A2	5,055	5,514
5.375% 11/1/14	A2	5,000	5,413
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	Aaa	4,000	4,503
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	A2	1,290	1,453
(Regents Univ. of California Proj.) Series 1998 B, 5.5% 11/1/10	Aa2	3,755	4,256
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	Aaa	3,000	3,277
(Various California State Univ. Projs.):
Series A:
6.1% 10/1/06	A2	1,210	1,332
6.5% 9/1/04	A2	1,090	1,190
Series B:
5.5% 6/1/19	Aa2	1,650	1,709
6.4% 12/1/09	A2	3,700	4,402
Series C, 5.125% 9/1/22 (AMBAC Insured)	Aaa	10,000	10,238
California Statewide Cmnty. Dev. Auth. Rev.:
(Children's Hosp. Proj.) 6% 6/1/13 (MBIA Insured)	Aaa	2,470	2,954
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Rev.: - continued
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 7/1/05 (c)	A3	$ 5,000	$ 5,107
(Kaiser Permanente Health Sys. Proj.) Series 2001 C, 3.85%, tender 8/1/06 (c)	A3	26,000	26,558
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	Aaa	10,000	10,702
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/14	Aa3	9,500	9,741
5.5% 7/1/23	Aa3	3,000	3,036
(Sisters Charity Leavenworth Proj.) 5% 12/1/14	Aa2	1,315	1,340
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	A2	5,000	5,069
(Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	-	5,000	5,483
5.616% 7/1/13 (MBIA Insured)	Aaa	10,000	10,342
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	Baa2	3,925	4,313
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	Aa3	2,710	2,955
5.5% 7/1/07	Aa3	1,425	1,564
California Statewide Cmntys. Dev. Auth. Solid Waste Facilities Rev. (Waste Mgmt. Proj.) 4.95%, tender 4/1/04 (c)(d)	BBB	3,000	3,053
California Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/14 (AMBAC Insured)	Aaa	1,000	1,124
5.375% 11/1/18 (AMBAC Insured)	Aaa	1,000	1,088
5.5% 11/1/16 (AMBAC Insured)	Aaa	1,500	1,674
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	Aaa	3,000	3,295
Campbell Gen. Oblig. Ctfs. of Prtn. (Civic Ctr. Proj.) 6% 10/1/18	A2	4,965	5,082
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	Aaa	1,700	944
Carson Redev. Agcy.:
(Area #1 Redev. Proj.):
6.375% 10/1/12	Baa1	740	757
6.375% 10/1/16	Baa1	370	378
(Area #2 Redev. Proj.) 5.5% 10/1/02	Baa2	100	100
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A:
7% 8/1/11 (MBIA Insured)	Aaa	$ 1,500	$ 1,890
7% 8/1/13 (MBIA Insured)	Aaa	4,740	6,127
7.25% 8/1/07 (MBIA Insured)	Aaa	1,755	2,131
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	BBB	4,800	5,029
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	Aaa	3,000	3,282
Coalinga Gen. Oblig. Ctfs. of Prtn. 7% 4/1/10	A	3,215	3,229
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.):
0% 11/1/13 (Escrowed to Maturity) (e)	Aaa	6,805	4,313
0% 11/1/14 (Escrowed to Maturity) (e)	Aaa	3,000	1,793
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	Baa2	890	919
5% 4/1/11	Baa2	2,000	2,060
5% 4/1/12	Baa2	4,210	4,300
5% 4/1/13	Baa2	1,830	1,852
5.25% 4/1/09	Baa2	1,600	1,685
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2001, 5% 6/1/26 (MBIA Insured)	Aaa	1,475	1,486
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	Aaa	4,000	4,981
Encinitas Union School District:
0% 8/1/04 (MBIA Insured)	Aaa	1,750	1,695
0% 8/1/10 (MBIA Insured)	Aaa	1,000	751
Escondido Union High School District:
0% 11/1/15 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,000	1,686
0% 11/1/16 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,500	1,844
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	Aaa	660	670
Fairfield-Suisun Swr. District Swr. Rev. Series A:
0% 5/1/07 (MBIA Insured)	Aaa	1,635	1,440
0% 5/1/08 (MBIA Insured)	Aaa	2,085	1,757
0% 5/1/09 (MBIA Insured)	Aaa	2,080	1,665
Folsom Cordova Unified School District Facilities Impt. District #2 (1998 Fing. Proj.) Series A:
0% 10/1/24 (MBIA Insured)	Aaa	3,165	987
0% 10/1/26 (MBIA Insured)	Aaa	2,290	638
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	Aaa	$ 2,415	$ 1,356
6% 8/1/30	Aa2	10,000	11,109
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/04 (Escrowed to Maturity) (e)	Aaa	1,600	1,564
0% 1/1/05 (Escrowed to Maturity) (e)	Aaa	1,000	953
0% 1/1/08 (Escrowed to Maturity) (b)(e)	Aaa	2,000	2,062
0% 1/1/15 (Escrowed to Maturity) (e)	Aaa	18,500	10,783
5% 1/1/35 (MBIA Insured)	Aaa	16,070	16,127
5.5% 1/15/08 (MBIA Insured)	Aaa	8,945	10,152
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	Aaa	1,000	794
Fullerton Joint Union High School District Series A:
5% 8/1/15 (FSA Insured) (f)	Aaa	1,200	1,294
5% 8/1/18 (FSA Insured) (f)	Aaa	1,000	1,052
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	Aaa	1,250	1,358
5.75% 7/1/30 (MBIA Insured)	Aaa	1,000	1,080
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	Aaa	12,245	13,496
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.):
7.3% 9/1/06 (MBIA Insured)	Aaa	620	741
7.3% 9/1/11 (MBIA Insured)	Aaa	555	713
Local Govt. Fin. Auth. Rev. (Oakland Central District Proj.):
0% 9/1/08 (MBIA Insured)	Aaa	3,710	3,095
0% 9/1/09 (MBIA Insured)	Aaa	3,565	2,822
Long Beach Hbr. Rev.:
Series 2000 A, 5.5% 5/15/06 (d)	Aa3	4,270	4,732
Series 2002 A, 4%, tender 5/14/04 (MBIA Insured) (c)(d)	Aaa	10,000	10,410
Series A:
5.5% 5/15/08 (FGIC Insured) (d)	Aaa	8,780	9,934
6% 5/15/09 (FGIC Insured) (d)	Aaa	3,300	3,838
6% 5/15/10 (FGIC Insured) (d)	Aaa	1,000	1,159
6% 5/15/12 (FGIC Insured) (d)	Aaa	3,500	4,099
5.125% 5/15/13 (d)	Aa3	12,450	12,882
5.5% 5/15/11 (MBIA Insured) (d)	Aaa	700	749
5.5% 5/15/15 (MBIA Insured) (d)	Aaa	3,710	3,963
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev.: - continued
5.75% 5/15/07 (MBIA Insured) (d)	Aaa	$ 5,345	$ 5,892
6% 5/15/06 (MBIA Insured) (d)	Aaa	4,925	5,495
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	Aaa	10,000	10,784
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. (Master Rfdg. Prog.) Series B:
6% 12/1/12 (AMBAC Insured) (f)	Aaa	2,605	3,072
6% 12/1/15 (AMBAC Insured) (f)	Aaa	3,095	3,645
6% 12/1/16 (AMBAC Insured) (f)	Aaa	3,285	3,890
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/10 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,770	2,841
0% 9/1/11 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	6,400	4,563
0% 9/1/13 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,380	2,157
(Disney Parking Proj.):
0% 3/1/10	A2	2,000	1,492
0% 3/1/11	A2	1,950	1,376
0% 3/1/12	A2	2,180	1,456
0% 3/1/13	A2	6,490	4,069
0% 3/1/18	A2	3,000	1,369
0% 3/1/19	A2	3,175	1,355
0% 3/1/20	A2	1,000	400
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
(Proposition A Proj.) First Tier Sr. Series C, 4.75% 7/1/17 (AMBAC Insured)	Aaa	3,310	3,408
Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	Aaa	3,500	3,615
Sr. Series C, 5% 7/1/23 (AMBAC Insured)	Aaa	4,320	4,379
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series A, 5% 10/1/19	Aa3	6,000	6,180
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	Aaa	1,000	1,067
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
Second Issue:
4.75% 11/15/19 (MBIA Insured)	Aaa	4,000	4,017
5.25% 11/15/26 (MBIA Insured)	Aaa	16,690	17,028
5.4% 11/15/31 (MBIA Insured)	Aaa	1,875	1,932
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.: - continued
4.75% 8/15/12 (FGIC Insured)	Aaa	$ 2,915	$ 3,229
4.75% 8/15/12 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	3,120	3,287
4.75% 8/15/16 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	1,395	1,427
4.75% 10/15/20 (Escrowed to Maturity) (e)	Aa3	150	151
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (e)	Aaa	1,650	1,701
6.75% 10/15/04 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	2,400	2,592
Los Angeles Dept. of Wtr. & Pwr. Rev. Series AA1, 5.25% 7/1/04	Aa3	1,320	1,409
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	Aa3	15,000	15,059
5.5% 10/15/10	Aa3	2,630	2,966
5.5% 10/15/11 (MBIA Insured)	Aaa	3,670	4,096
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	Aaa	3,700	3,917
Los Angeles Hbr. Dept. Rev.:
Series A:
5.5% 8/1/06 (AMBAC Insured) (d)	Aaa	3,000	3,348
5.5% 8/1/07 (AMBAC Insured) (d)	Aaa	4,740	5,340
Series B:
5.25% 11/1/03 (d)	Aa3	2,765	2,884
5.25% 11/1/06 (d)	Aa3	7,380	8,182
5.25% 11/1/07 (d)	Aa3	4,290	4,741
5.25% 11/1/10 (d)	Aa3	9,105	9,802
5.25% 11/1/11 (d)	Aa3	7,095	7,595
5.3% 8/1/06 (d)	Aa3	2,000	2,209
5.5% 8/1/08 (d)	Aa3	1,505	1,658
7.6% 10/1/18 (Escrowed to Maturity) (e)	AAA	14,810	19,497
Los Angeles Unified School District Series A, 6% 7/1/14 (FGIC Insured)	Aaa	1,200	1,439
Los Angeles Unified School District Cfts. of Prtn. (Administration Bldg. Proj.) Series 2001 B, 5% 10/1/31 (AMBAC Insured)	Aaa	10,000	10,045
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev.:
Series D, 6.75% 7/1/20 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	$ 2,480	$ 3,115
Series I:
5% 7/1/12 (MBIA Insured)	Aaa	2,000	2,200
5% 7/1/13 (MBIA Insured)	Aaa	1,500	1,644
5% 7/1/14 (MBIA Insured)	Aaa	2,000	2,157
5% 7/1/15 (MBIA Insured)	Aaa	2,000	2,134
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	Aaa	975	772
Metro. Wtr. District Southern California Wtrwks. Rev.:
Series 2001 A, 5.25% 7/1/10	Aa2	6,440	7,291
Series A:
4.75% 7/1/22	Aa2	5,000	4,962
5% 7/1/26	Aa2	16,500	16,549
5% 7/1/30 (MBIA Insured)	Aaa	3,500	3,515
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (FGIC Insured)	Aaa	2,800	831
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	Aaa	2,500	2,590
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	Aaa	1,585	1,642
Modesto Irrigation District:
Ctfs. of Prtn. (Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	A1	5,000	5,005
Ctfs. of Prtn. & Cap. Impts. Series A:
0% 10/1/08 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,270	1,878
0% 10/1/09 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,270	1,796
0% 10/1/10 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,270	1,706
Monterey County Ctfs. of Prtn.:
(Master Plan Fing. Prog.) 5.25% 8/1/13 (MBIA Insured)	Aaa	2,000	2,231
Series 2001, 5.25% 8/1/16 (MBIA Insured)	Aaa	2,445	2,654
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	Aaa	1,500	955
New Haven Calif Unified School District:
12% 8/1/16 (FSA Insured) (f)	Aaa	1,500	2,691
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
New Haven Calif Unified School District: - continued
12% 8/1/17 (FSA Insured) (f)	Aaa	$ 1,000	$ 1,818
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	Baa2	2,415	2,684
(Hydro Elec. #1 Proj.) Series A:
7.5% 7/1/23 (AMBAC Insured) (Pre-Refunded to 7/1/21 @ 100) (e)	Aaa	3,825	5,189
10% 7/1/04 (MBIA Insured)	Aaa	5,040	5,803
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	Aaa	7,100	8,958
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 0% 4/1/07 (AMBAC Insured)	Aaa	2,750	2,427
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) 5% 9/1/21 (MBIA Insured)	Aaa	1,000	1,056
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/08 (MBIA Insured)	Aaa	3,255	2,722
0% 8/1/09 (MBIA Insured)	Aaa	3,260	2,588
0% 8/1/10 (MBIA Insured)	Aaa	3,255	2,445
Orange County Arpt. Rev.:
5.5% 7/1/04 (MBIA Insured) (d)	Aaa	2,000	2,138
5.5% 7/1/11 (MBIA Insured) (d)	Aaa	4,000	4,396
6% 7/1/05 (MBIA Insured) (d)	Aaa	3,000	3,311
6% 7/1/07 (MBIA Insured) (d)	Aaa	9,135	10,455
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	Aaa	3,620	4,182
5.75% 12/1/11 (AMBAC Insured) (d)	Aaa	4,000	4,631
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	Aaa	3,770	4,164
Orange County Wtr. District Ctfs. of Prtn. Series A, 5.5% 8/15/09 (AMBAC Insured)	Aaa	1,000	1,050
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	Aaa	6,410	6,995
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	Aa2	5,900	6,308
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	A3	8,830	8,500
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	Aaa	$ 3,000	$ 3,164
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A:
5.8% 9/2/02	Baa1	4,965	4,965
6% 9/2/05	Baa1	2,130	2,260
6.15% 9/2/12	Baa1	12,205	12,849
Pomona Unified School District Series C, 6% 8/1/30 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	4,535	5,172
Port of Oakland Gen. Oblig. Series L, 5.5% 11/1/20 (FGIC Insured) (d)	Aaa	3,405	3,582
Port of Oakland Port Rev.:
Series F:
0% 11/1/05 (MBIA Insured)	Aaa	300	281
0% 11/1/06 (MBIA Insured)	Aaa	2,890	2,617
0% 11/1/07 (MBIA Insured)	Aaa	4,250	3,692
Series G:
5.375% 11/1/08 (MBIA Insured) (d)	Aaa	1,805	2,046
6% 11/1/07 (MBIA Insured) (d)	Aaa	1,650	1,904
Rancho Wtr. District Fing. Auth. Rev. Series 2001 A, 5.5% 8/1/11 (FSA Insured)	Aaa	1,000	1,155
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series A:
0% 6/1/06 (FGIC Insured)	Aaa	1,730	1,582
0% 6/1/07 (FGIC Insured)	Aaa	1,890	1,661
0% 6/1/08 (FGIC Insured)	Aaa	1,300	1,093
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	Aaa	105	108
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A:
6.375% 6/1/09 (MBIA Insured)	Aaa	5,000	5,270
6.5% 6/1/12 (MBIA Insured)	Aaa	15,500	18,860
Series B, 5.7% 6/1/16 (MBIA Insured)	Aaa	1,950	2,204
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	Baa2	1,080	1,174
5% 10/1/08	Baa2	1,135	1,232
5% 10/1/09	Baa2	1,140	1,225
5.1% 10/1/10	Baa2	1,245	1,328
5.25% 10/1/12	Baa2	1,375	1,461
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A: - continued
5.5% 10/1/22	Baa2	$ 4,500	$ 4,611
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	Aaa	1,370	431
0% 8/1/25 (FGIC Insured)	Aaa	1,725	512
0% 8/1/26 (FGIC Insured)	Aaa	1,365	384
0% 8/1/27 (FGIC Insured)	Aaa	1,500	394
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	Aaa	2,000	2,238
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	Aaa	2,035	1,130
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.):
6% 7/1/03	BBB	700	725
6.375% 7/1/10	BBB-	700	767
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P:
5.25% 8/15/13 (FSA Insured)	Aaa	1,000	1,116
5.25% 8/15/14 (FSA Insured)	Aaa	1,750	1,929
5.25% 8/15/15 (FSA Insured)	Aaa	1,660	1,810
5.25% 8/15/16 (FSA Insured)	Aaa	1,500	1,629
Series L, 5.125% 7/1/22 (MBIA Insured)	Aaa	4,000	4,093
Series M, 5.25% 7/1/28	A2	6,500	6,603
5.3% 11/15/05 (FSA Insured)	Aaa	8,900	9,468
5.4% 11/15/06 (FSA Insured)	Aaa	32,800	34,876
5.45% 11/15/08 (FGIC Insured)	Aaa	17,700	18,791
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	BBB-	2,700	2,889
6.5% 7/1/06	BBB-	4,500	5,131
6.5% 7/1/07	BBB-	2,000	2,301
6.5% 7/1/08	BBB-	1,000	1,143
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	AAA	8,500	11,083
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	A3	10,000	10,458
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	Baa3	6,800	7,086
5% 10/1/05	A2	1,270	1,379
5% 10/1/07	A2	1,400	1,546
5% 10/1/09	A2	1,545	1,708
5.25% 10/1/11	A2	1,705	1,898
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Ctfs. of Prtn. 5.632% 4/25/07 (FGIC Insured)	Aaa	$ 5,000	$ 5,680
San Diego Unified School District:
(Election 1998 Proj.) Series D, 5.25% 7/1/17 (FGIC Insured) (f)	Aaa	3,325	3,627
(Election of 1998 Proj.) Series 2000 B:
5% 7/1/25 (MBIA Insured)	Aaa	9,000	9,063
6% 7/1/19 (MBIA Insured)	Aaa	1,000	1,197
6.05% 7/1/18 (MBIA Insured)	Aaa	2,290	2,764
Series C, 5% 7/1/26 (FSA Insured)	Aaa	8,835	8,912
San Diego Wtr. Util. Fund Ctfs. of Prtn. 4.75% 8/1/28 (FGIC Insured)	Aaa	8,500	8,303
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	Aa3	4,500	4,788
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.):
5.5% 8/1/05 (American Cap. Access Corp. Insured)	A	1,000	1,088
5.75% 2/1/07 (American Cap. Access Corp. Insured)	A	1,500	1,677
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	Aaa	6,000	6,235
5.25% 1/1/18 (AMBAC Insured) (d)	Aaa	4,515	4,719
5.25% 1/1/19 (AMBAC Insured) (d)	Aaa	4,750	4,941
Second Series:
Issue 09A, 5.125% 5/1/07 (FGIC Insured) (d)	Aaa	2,000	2,144
Issue 10A:
5.3% 5/1/05 (MBIA Insured) (d)	Aaa	2,805	3,033
5.3% 5/1/06 (MBIA Insured) (d)	Aaa	3,680	4,049
Issue 12A, 5.625% 5/1/08 (FGIC Insured) (d)	Aaa	1,625	1,791
Issue 15A:
5.5% 5/1/07 (FSA Insured) (d)	Aaa	5,680	6,364
5.5% 5/1/09 (FSA Insured) (d)	Aaa	1,355	1,517
Issue 16A:
5.375% 5/1/18 (FSA Insured) (d)	Aaa	5,035	5,303
5.5% 5/1/06 (FSA Insured) (d)	Aaa	1,850	2,048
5.5% 5/1/08 (FSA Insured) (d)	Aaa	2,945	3,305
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Issue 18A:
5.25% 5/1/11 (MBIA Insured) (d)	Aaa	$ 3,280	$ 3,551
6% 5/1/05 (MBIA Insured) (d)	Aaa	2,375	2,607
Issue 23A:
5.5% 5/1/07 (FGIC Insured) (d)	Aaa	1,045	1,171
5.5% 5/1/08 (FGIC Insured) (d)	Aaa	2,755	3,092
Issue 3, 6.1% 5/1/13 (MBIA Insured) (d)	Aaa	2,650	2,768
Second Series 1998 Issue 18A, 5.25% 5/1/14 (MBIA Insured) (d)	Aaa	2,750	2,938
Second Series 27A:
5.5% 5/1/07 (MBIA Insured) (d)	Aaa	2,935	3,282
5.5% 5/1/08 (MBIA Insured) (d)	Aaa	4,045	4,540
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 6.5% 11/1/09	A1	1,000	1,028
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	Aaa	1,475	1,108
Series A:
0% 8/1/08 (FGIC Insured)	Aaa	1,085	907
0% 8/1/09 (FGIC Insured)	Aaa	1,085	861
0% 8/1/10 (FGIC Insured)	Aaa	1,085	815
San Francisco City & County Swr. Rev. Series B:
0% 10/1/06 (FGIC Insured)	Aaa	3,690	3,348
0% 10/1/07 (FGIC Insured)	Aaa	4,770	4,153
0% 10/1/08 (FGIC Insured)	Aaa	1,600	1,331
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/15/10 (MBIA Insured)	Aaa	2,235	1,713
5.25% 1/15/30 (MBIA Insured)	Aaa	8,600	8,841
0% 1/1/07 (Escrowed to Maturity) (e)	Aaa	3,000	2,683
0% 1/1/08 (Escrowed to Maturity) (e)	Aaa	4,400	3,753
0% 1/1/12 (Escrowed to Maturity) (e)	Aaa	15,000	10,416
San Jose Arpt. Rev.:
Series A:
5.25% 3/1/14 (FGIC Insured)	Aaa	1,000	1,098
5.25% 3/1/16 (FGIC Insured)	Aaa	2,040	2,207
5.25% 3/1/17 (FGIC Insured)	Aaa	3,000	3,224
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Arpt. Rev.: - continued
5.875% 3/1/07 (FGIC Insured)	Aaa	$ 1,905	$ 2,104
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	Aaa	1,990	1,127
San Mateo County Cmnty. College District (Election of 2001 Proj.) Series A, 0% 9/1/24 (FGIC Insured)	Aaa	4,500	1,409
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	Aaa	2,000	664
0% 9/1/24 (FGIC Insured)	Aaa	3,500	1,096
0% 9/1/25 (FGIC Insured)	Aaa	1,490	441
0% 9/1/26 (FGIC Insured)	Aaa	1,500	420
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	Aaa	3,000	3,366
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	Aaa	4,650	5,057
5.75% 8/1/30 (FGIC Insured)	Aaa	7,490	8,128
Santa Clara County Fing. Auth. Lease Rev. (VMC Facilities Replacement Proj.) Series A, 7.75% 11/15/09 (AMBAC Insured)	Aaa	3,725	4,829
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	AA	8,500	8,816
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	Aaa	2,730	2,988
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	Aaa	2,380	2,605
6% 8/1/29 (FGIC Insured)	Aaa	6,770	7,582
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A:
7.25% 8/1/07 (MBIA Insured)	Aaa	2,200	2,671
7.25% 8/1/08 (MBIA Insured)	Aaa	1,780	2,201
7.25% 8/1/12 (MBIA Insured)	Aaa	1,865	2,407
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	Aaa	8,395	9,134
Sonoma County Ctfs. of Prtn.:
5% 11/15/04 (AMBAC Insured)	Aaa	1,265	1,355
5% 11/15/06 (AMBAC Insured)	Aaa	1,380	1,532
5% 11/15/09 (AMBAC Insured)	Aaa	1,600	1,793
5% 11/15/10 (AMBAC Insured)	Aaa	1,665	1,858
5% 11/15/11 (AMBAC Insured)	Aaa	1,735	1,936
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C:
7.5% 8/15/06 (FGIC Insured)	Aaa	$ 2,000	$ 2,397
7.5% 8/15/07 (FGIC Insured)	Aaa	3,890	4,764
8% 8/15/09 (FGIC Insured)	Aaa	3,650	4,742
Southern California Pub. Pwr. Auth. Rev.:
(Mead Adelanto Proj.) Series A, 4.75% 7/1/16 (AMBAC Insured)	Aaa	2,000	2,038
(Multiple Projs.):
6.75% 7/1/10	A2	1,400	1,696
6.75% 7/1/11	A2	6,500	7,972
7% 7/1/05	A2	920	925
(Palo Verde Proj.) Series A, 5% 7/1/15 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,000	1,031
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	Aaa	1,000	1,081
Sulpher Springs Unified School District Series A:
0% 9/1/07 (MBIA Insured)	Aaa	4,445	3,879
0% 9/1/08 (MBIA Insured)	Aaa	4,745	3,958
0% 9/1/09 (MBIA Insured)	Aaa	2,485	1,967
0% 9/1/12 (MBIA Insured)	Aaa	2,750	1,851
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	Aaa	6,625	4,962
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	A1	2,000	1,890
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	A1	2,350	2,394
6% 6/1/22	A1	1,100	1,175
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	Aaa	3,040	1,828
Univ. of California Revs.:
(Multiple Purp. Projs.) Series C, 9% 9/1/02 (AMBAC Insured)	Aaa	100	100
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (g)	-	22,420	23,202
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	A	3,700	3,835
5.25% 1/1/13	A	8,500	8,702
Ventura Unified School District Series D, 5.875% 8/1/30 (FSA Insured)	Aaa	1,645	1,806
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	Aaa	$ 2,375	$ 1,438
West & Central Basin Fing. Auth. Rev. Series B, 5.1% 8/1/06 (AMBAC Insured)	Aaa	4,000	4,188
West Covina Ctfs. of Prtn. (Queen of the Valley Hosp. Proj.):
6% 8/15/03 (Escrowed to Maturity) (e)	A2	925	967
6.125% 8/15/04 (Escrowed to Maturity) (e)	A2	980	1,067
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	Aaa	2,405	2,640
			1,708,306
Guam - 0.2%
Guam Pwr. Auth. Rev. Series A:
4% 10/1/03	Baa3	1,795	1,840
4% 10/1/04	Baa3	1,620	1,688
			3,528
Puerto Rico - 0.7%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/11 (FGIC Insured) (f)	Aaa	10,000	11,243
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,600,245)	1,723,077
NET OTHER ASSETS - 0.3%	5,520
NET ASSETS - 100%	$ 1,728,597
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	26.3%
Transportation	15.5
Electric Utilities	11.4
Health Care	9.6
Special Tax	8.1
Water & Sewer	8.0
Escrowed/Pre-Refunded	7.3
Education	6.6
Others* (individually less than 5%)	7.2
100.0%
*Includes net other assets

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,202,000 or 1.3% of net assets.

Purchase and sales of securities, other than short-term securities, aggregated $179,348,000 and $111,350,000, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $1,600,245) - See accompanying schedule		$ 1,723,077
Cash		35,189
Receivable for fund shares sold		1,600
Interest receivable		18,583
Receivable from investment adviser for expense reductions		62
Other receivables		46
Total assets		1,778,557
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 46,755
Payable for fund shares redeemed	792
Distributions payable	1,689
Accrued management fee	542
Distribution fees payable	1
Other payables and accrued expenses	181
Total liabilities		49,960
Net Assets		$ 1,728,597
Net Assets consist of:
Paid in capital		$ 1,605,718
Undistributed net investment income		877
Accumulated undistributed net realized gain (loss) on investments		(830)
Net unrealized appreciation (depreciation) on investments		122,832
Net Assets		$ 1,728,597

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($872.083 ÷ 68.436 shares)	$ 12.74
Maximum offering price per share (100/95.25 of $12.74)	$ 13.38
Class T: Net Asset Value and redemption price per share ($130.796 ÷ 10.263 shares)	$ 12.74
Maximum offering price per share (100/96.50 of $12.74)	$ 13.20
Class B: Net Asset Value and offering price per share ($777.625 ÷ 61.004 shares) A	$ 12.75
Class C: Net Asset Value and offering price per share ($1,442.523 ÷ 113.210 shares) A	$ 12.74
Spartan California Municipal Income Fund: Net Asset Value, offering price and redemption price per share ($1,725,151.530 ÷ 135,382.071 shares)	$ 12.74
Institutional Class: Net Asset Value, offering price and redemption price per share ($222.309 ÷ 17.442 shares)	$ 12.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2002 (Unaudited)
Investment Income
Interest		$ 40,411
Expenses
Management fee	$ 3,116
Transfer agent fees	567
Distribution fees	1
Accounting fees and expenses	189
Non-interested trustees' compensation	3
Custodian fees and expenses	13
Registration fees	111
Audit	21
Legal	13
Miscellaneous	31
Total expenses before reductions	4,065
Expense reductions	(178)	3,887
Net investment income (loss)		36,524
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,196
Change in net unrealized appreciation (depreciation) on investment securities		23,398
Net gain (loss)		26,594
Net increase (decrease) in net assets resulting from operations		$ 63,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2002 (Unaudited)	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,524	$ 70,307
Net realized gain (loss)	3,196	5,791
Change in net unrealized appreciation (depreciation)	23,398	18,857
Net increase (decrease) in net assets resulting from operations	63,118	94,955
Distributions to shareholders from net investment income	(36,121)	(69,767)
Distributions to shareholders from net realized gain	(1,558)	(1,971)
Total distributions	(37,679)	(71,738)
Share transactions - net increase (decrease)	48,726	118,795
Redemption fees	16	84
Total increase (decrease) in net assets	74,181	142,096
Net Assets
Beginning of period	1,654,416	1,512,320
End of period (including undistributed net investment income of $877 and undistributed net investment income of $512, respectively)	$ 1,728,597	$ 1,654,416

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.042
Net realized and unrealized gain (loss)	.139
Total from investment operations	.181
Distributions from net investment income	(.041)
Net asset value, end of period	$ 12.74
Total Return B, C, D	1.44%
Ratios to Average Net Assets G
Expenses before expense reductions	.70% A
Expenses net of voluntary waivers, if any	.70% A
Expenses net of all reductions	.69% A
Net investment income (loss)	4.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 872
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended August 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.044
Net realized and unrealized gain (loss)	.137
Total from investment operations	.181
Distributions from net investment income	(.041)
Net asset value, end of period	$ 12.74
Total Return B, C, D	1.43%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A
Expenses net of voluntary waivers, if any	.77% A
Expenses net of all reductions	.76% A
Net investment income (loss)	4.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.035
Net realized and unrealized gain (loss)	.147
Total from investment operations	.182
Distributions from net investment income	(.032)
Net asset value, end of period	$ 12.75
Total Return B, C, D	1.45%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42% A
Expenses net of voluntary waivers, if any	1.42% A
Expenses net of all reductions	1.41% A
Net investment income (loss)	3.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 778
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended August 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.033
Net realized and unrealized gain (loss)	.138
Total from investment operations	.171
Distributions from net investment income	(.031)
Net asset value, end of period	$ 12.74
Total Return B, C, D	1.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.53% A
Expenses net of voluntary waivers, if any	1.53% A
Expenses net of all reductions	1.52% A
Net investment income (loss)	3.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,443
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan California Municipal Income Fund

	Six months ended August 31, 2002	Years ended February 28,
Selected Per-Share Data	(Unaudited)	2002	2001	2000 F	1999	1998
Net asset value, beginning of period	$ 12.55	$ 12.35	$ 11.52	$ 12.41	$ 12.36	$ 11.81
Income from Investment Operations
Net investment income (loss)	.277 D	.555 D, G	.568 D	.557 D	.569	.589
Net realized and unrealized gain (loss)	.199	.211 G	.832	(.838)	.154	.550
Total from investment operations	.476	.766	1.400	(.281)	.723	1.139
Distributions from net investment income	(.274)	(.552)	(.570)	(.555)	(.569)	(.589)
Distributions from net realized gain	(.012)	(.015)	-	(.015)	(.104)	-
Distributions in excess of net realized gain	-	-	-	(.039)	-	-
Total distributions	(.286)	(.567)	(.570)	(.609)	(.673)	(.589)
Redemption fees added to paid in capital	- D	.001 D	-	-	-	-
Net asset value, end of period	$ 12.74	$ 12.55	$ 12.35	$ 11.52	$ 12.41	$ 12.36
Total Return B, C	3.87%	6.36%	12.42%	(2.28)%	6.00%	9.89%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.48%	.49%	.49%	.52%	.55%
Expenses net of voluntary waivers, if any	.48% A	.48%	.49%	.49%	.52%	.54%
Expenses net of all reductions	.47% A	.43%	.42%	.49%	.52%	.53%
Net investment income (loss)	4.41% A	4.47%G	4.75%	4.69%	4.59%	4.85%
Supplemental Data
Net assets, end of period (in millions)	$ 1,725	$ 1,654	$ 1,512	$ 1,212	$ 1,359	$ 1,238
Portfolio turnover rate	13% A	13%	16%	35%	34%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Effective March 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies began amortizing premium and discount on all debt securities, as required. Per share data, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended August 31, 2002 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 12.60
Income from Investment Operations
Net investment income (loss) D	.046
Net realized and unrealized gain (loss)	.147
Total from investment operations	.193
Distributions from net investment income	(.043)
Net asset value, end of period	$ 12.75
Total Return B, C	1.53%
Ratios to Average Net Assets F
Expenses before expense reductions	.53% A
Expenses net of voluntary waivers, if any	.53% A
Expenses net of all reductions	.52% A
Net investment income (loss)	4.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 222
Portfolio turnover rate	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Board of Trustees approved adding Class A, Class T, Class B, Class C, and Institutional Class shares to the fund.

The fund offers Spartan California Municipal Income Fund (the original class), Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on August 1, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 124,903,168	|
Unrealized depreciation	(248,989)
Net unrealized appreciation (depreciation)	$ 124,654,179
Cost for federal income tax purposes	$ 1,598,423,262

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 62	$ 6
Class T	0%	.25%	26	21
Class B	.65%	.25%	316	242
Class C	.75%	.25%	551	546
			$ 955	$ 815

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 2,698	$ 2,698
Class T	156	156
Class B	-	-*
Class C	-	-*
	$ 2,854	$ 2,854

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income Fund and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income Fund, to perform the transfer,

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 56	.13*
Class T	10	.09*
Class B	52	.14*
Class C	97	.16*
Spartan California Municipal Income Fund	566,773	.07*
Institutional Class	14	.10*
	$ 567,002

* Annualized

Citibank also has a sub-contract with FSC under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan California Municipal Income Fund's operating expenses. During the period, this reimbursement reduced the class' expenses by $61,876.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

by $12,570. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 5
Class T	1
Class B	5
Class C	8
Spartan California Municipal Income Fund	103,634
Institutional Class	2
$ 103,655

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2002	Year ended February 28, 2002
From net investment income
Class A	$ 1,470	$ -
Class T	395
Class B	1,036	-
Class C	1,448	-
Spartan California Municipal Income Fund	36,116,347	69,767,509
Institutional Class	561	-
Total	$ 36,121,257	$ 69,767,509
From net realized gain
Spartan California Municipal Income Fund	$ 1,558,021	$ 1,970,901

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2002 A	Year ended February 28, 2002	Six months ended August 31, 2002 A	Year ended February 28, 2002
Class A
Shares sold	68,405	-	$ 865,328	$ -
Reinvestment of distributions	31	-	397	-
Net increase (decrease)	68,436	-	$ 865,725	$ -
Class T
Shares sold	10,232	-	$ 128,944	$ -
Reinvestment of distributions	31	-	395	-
Net increase (decrease)	10,263	-	$ 129,339	$ -
Class B
Shares sold	60,937	-	$ 771,276	$ -
Reinvestment of distributions	67	-	853	-
Net increase (decrease)	61,004	-	$ 772,129	$ -
Class C
Shares sold	113,126	-	$ 1,431,881	$ -
Reinvestment of distributions	84	-	1,067	-
Net increase (decrease)	113,210	-	$ 1,432,948	$ -
Spartan California Municipal Income Fund
Shares sold	16,582,188	39,508,806	$ 206,843,574	$ 491,892,126
Reinvestment of distributions	2,175,043	4,142,394	27,103,759	51,450,132
Shares redeemed	(15,178,886)	(34,277,215)	(188,641,414)	(424,548,217)
Net increase (decrease)	3,578,345	9,373,985	$ 45,305,919	$ 118,794,041
Institutional Class
Shares sold	17,423	-	$ 219,956	$ -
Reinvestment of distributions	27	-	344	-
Shares redeemed	(8)	-	(100)	-
Net increase (decrease)	17,442	-	$ 220,200	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to August 31, 2002.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CFL-SANN-1002 158179
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